1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                        -----

     Pre-Effective Amendment No.         ...............................

     Post-Effective Amendment No.   34   ...............................  X
                                 --------                               -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X

     Amendment No.   35   .............................................. X
                  --------                                              -----

                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower

                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _ immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b)

 X 60 days after filing pursuant to paragraph (a)(i) on _________________ pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:       Matthew G. Maloney, Esquire
                 Dickstein Shapiro Morin & Oshinsky LLP

                 2101 L Street, N.W.
                 Washington, DC  20037

PROSPECTUS

MONEY MARKET OBLIGATIONS TRUST
Government Obligations Fund
Government Obligations Tax-Managed Fund
Prime Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

INSTITUTIONAL SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Funds' Fees and Expenses?
What are Each Fund's Investment Strategies?
What are the Principal Securities in Which the Funds Invest?
What are the Specific Risks of Investing in the Funds?
What do Shares Cost?
How are the Funds Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Funds?
Financial Information
Report of Independent Public Accountants

   October 31, 1999

RISK/RETURN SUMMARY

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per Share.

FUND                                        OBJECTIVE

Government Obligations Fund To provide current income consistent with stability of (Government Fund) principal.

Government Obligations Tax-Managed Fund To provide current income consistent with stability of (Government Tax-Managed Fund) principal and liquidity.

Prime Obligations Fund To provide current income consistent with stability of (Prime Fund) principal.

Tax-Free Obligations Fund To provide dividend income exempt from federal regular (Tax-Free Fund) income consistent with stability of prinicpal.

Treasury Obligations Fund To provide current income consistent with stability of (Treasury Fund) principal.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES?

     Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted maturity of 90 days or less.

  GOVERNMENT FUND

  The Government Fund invests primarily in U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

  GOVERNMENT TAX-MANAGED FUND

  The Government Tax-Managed Fund invests primarily in U.S. Treasury and government agency securities that pay interest exempt from state personal income tax.

  PRIME FUND

  The Prime Fund invests primarily in high quality fixed income securities.

  TAX-FREE FUND

     The Tax-Free Fund invests primarily in tax exempt securities. At least 80% of the Tax-Free Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

  TREASURY FUND

     The Treasury Fund invests primarily in U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable net asset value, it is possible to lose money by investing in a Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE - GOVERNMENT FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Government Fund's Institutional Shares as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 7.00%.

     The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Institutional Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1998. The percentages noted are: 6.08%, 3.79%, 3.13%, 4.17%, 5.93%, 5.36%, 5.54% and 5.45%.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

     The  Fund's  Institutional  Shares are not sold  subject to a sales  charge
(load). The total returns displayed above are based upon net asset value.

     The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was xx%.

     Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.68% (quarter ended March 31, 1991). Its lowest quarterly return was 0.76% (quarter ended June 30, 1993).


AVERAGE ANNUAL TOTAL RETURN TABLE - GOVERNMENT FUND

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES
1 Year               5.45%
5 Years              5.29%
Start           of   5.21%

Performance1

1 The Fund's Institutional Shares start of performance date was March 30, 1990.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 4.91%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

RISK/RETURN BAR CHART AND TABLE - GOVERNMENT TAX-MANAGED FUND

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the Government Tax-Managed Fund's Institutional Shares as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "5.20%" and increasing in increments of 0.05% up to 5.45%.

     The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Institutional Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1998. The percentages noted are: 5.30%, 5.44% and 5.37%.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

     The  Fund's  Institutional  Shares are not sold  subject to a sales  charge
(load). The total returns displayed above are based upon net asset value.

     The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was xx%.

     Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.36% (quarter ended December 31, 1997). Its lowest quarterly return was 1.26% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE - GOVERNMENT TAX-MANAGED FUND

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES
1 Year               5.37%
Start           of   5.44%

Performance1

1 The Fund's Institutional Shares start of performance date was June 2, 1995.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 4.94%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

RISK/RETURN BAR CHART AND TABLE - PRIME FUND

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the Prime Fund's Institutional Shares as of the calendar year-end for each of eight years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 10.00%.

     The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Institutional Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1998. The percentages noted are: 6.22%, 3.82%, 3.15%, 4.25%, 5.98%, 5.40%, 5.57% and 5.52%.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

     The  Fund's  Institutional  Shares are not sold  subject to a sales  charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was xx%.

     Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.74% (quarter ended March 31, 1991). Its lowest quarterly return was
0.77% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURN TABLE - PRIME FUND

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES
1 Year               5.52%
5 Years              5.34%
Start           of   5.27%

Performance1

1 The Fund's Institutional Shares start of performance date was March 26, 1990.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 5.07%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

RISK/RETURN BAR CHART AND TABLE -  TAX-FREE FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Tax-Free Fund's Institutional Shares as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Institutional Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1998. The percentages noted are: 5.88%, 4.53%, 3.00%, 2.41%, 2.81%, 3.85%, 3.39%, 3.56% and 3.38%.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

     The  Fund's  Institutional  Shares are not sold  subject to a sales  charge
(load). The total returns displayed above are based upon net asset value.

     The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was xx%.

     Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.48% (quarter ended December 31, 1990). Its lowest quarterly return was 0.55% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE - TAX-FREE FUND

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES
1 Year               3.38%
5 Years              3.40%
Start           of   3.66%

Performance1

1 The Fund's Institutional Shares start of performance date was December 12,
1989.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 3.58%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

RISK/RETURN BAR CHART AND TABLE -  TREASURY FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Treasury Fund's Institutional Shares as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 9.00%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Institutional Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1998. The percentages noted are: 8.15%, 5.98%, 3.72%, 3.06%, 4.11%, 5.89%, 5.31%, 5.48% and 5.37%.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was xx%.

     Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 2.02% (quarter ended September 30, 1990). Its lowest quarterly return was 0.75% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURN TABLE - TREASURY FUND

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES
1 Year               5.37%
5 Years              5.23%
Start           of   5.23%

Performance1

1 The Fund's Institutional Shares start of performance date was December 12,
1989.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 4.75%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



WHAT ARE THE FUNDS' FEES AND EXPENSES?

GOVERNMENT FUND -  INSTITUTIONAL SHARES
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Shares of the Government Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                                                                 0.20%
Distribution (12b-1) Fee                                                                         None
Shareholder Services Fee 3                                                                       0.25%
Other Expenses                                                                                   0.10%
Total Annual Fund Operating Expenses                                                             0.55%
1 Although not contractually obligated to do so, the adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended July 31, 1999.

   Total Waiver of Fund Expenses                                                                 0.35%
   Total Actual Annual Operating Expenses (after waivers)                                        0.20%


2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the year ended July 31, 1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund' s Institutional Shares (after the voluntary reduction) was 0.00% for the year ended July 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Government Fund - Institutional Shares
1 YEAR            3 YEARS         5 YEARS        10 YEARS
   $56             $176           $307            $689


GOVERNMENT TAX-MANAGED FUND -  INSTITUTIONAL SHARES
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Shares of the Government Tax-Managed Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                                                                 0.20%
Distribution (12b-1) Fee                                                                         None
Shareholder Services Fee 3                                                                       0.25%
Other Expenses                                                                                   0.12%
Total Annual Fund Operating Expenses                                                             0.57%
1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended July 31, 1999.

   Total Waiver of Fund Expenses                                                                 0.37%
   Total Actual Annual Operating Expenses (after waivers)                                        0.20%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.08% for the year ended July 31,
  1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can terminate at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended July 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Government Tax-Managed Fund - Institutional Shares
1 YEAR            3 YEARS         5 YEARS        10 YEARS
  $58             $183           $318            $714



PRIME FUND -  INSTITUTIONAL SHARES
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Shares of the Prime Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                                                                 0.20%
Distribution (12b-1) Fee                                                                         None
Shareholder Services Fee 3                                                                       0.25%
Other Expenses                                                                                   0.11%
Total Annual Fund Operating Expenses                                                             0.56%
1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended July 31, 1999.

   Total Waiver of Fund Expenses                                                                 0.36%
   Total Actual Annual Operating Expenses (after waivers)                                        0.20%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.09% for the year ended July 31,
  1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can terminate at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended July 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Prime Fund - Institutional Shares
1 YEAR            3 YEARS         5 YEARS        10 YEARS
   $57             $179           $313            $701

TAX - FREE OBLIGATIONS FUND -  INSTITUTIONAL SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Tax-Free Fund's Institutional Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                                                                 0.20%
Distribution (12b-1) Fee                                                                         None
Shareholder Services Fee 3                                                                       0.25%
Other Expenses                                                                                   0.10%
Total Annual Fund Operating Expenses                                                             0.55%
1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended July 31, 1999.

   Total Waiver of Fund Expenses                                                                 0.35%
   Total Actual Annual Operating Expenses (after waivers)                                        0.20%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the year ended July 31,
  1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can terminate at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended July 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Tax-Free Fund - Institutional Shares
1 YEAR     3 YEARS    5 YEARS   10 YEARS

   56        $176       $307       $689




TREASURY FUND -  INSTITUTIONAL SHARES
FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold
Institutional Shares of the Treasury Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                                                                 0.20%
Distribution (12b-1) Fee                                                                         None
Shareholder Services Fee 3                                                                       0.25%
Other Expenses                                                                                   0.10%
Total Annual Fund Operating Expenses                                                             0.55%
1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended July 31, 1999.

   Total Waiver of Fund Expenses                                                                 0.35%
   Total Actual Annual Operating Expenses (after waivers)                                        0.20%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the year ended July 31, 1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can terminate at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended July 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Treasury Fund - Institutional Shares
1 YEAR     3 YEARS       5 YEARS        10 YEARS

 $56        $176          $307            $689

WHAT ARE EACH FUND'S INVESTMENT STRATEGIES?

Each Fund's investment strategy is described earlier under "What are Each Fund's Main Investment Strategies?" Following is additional information on the investment strategies for the Funds.

The Adviser for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o       current U.S. economic activity and the economic outlook,
o       current short-term interest rates,

o the Federal Reserve Board's policies regarding short-term interest rates, and
o the potential effects of foreign economic activity on U.S. short term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

PRIME FUND AND TAX-FREE FUND

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

TAX-FREE FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax exempt securities available. In addition, the Adviser may invest in securities subject to AMT in an attempt to further enhance yield and provide diversification.

INDUSTRY CONCENTRATION

The Prime Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

TEMPORARY DEFENSIVE INVESTMENTS

The Tax-Free Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

  GOVERNMENT FUND

     The Government Fund invests primarily in Fixed Income Securities, including U.S. Treasury Securities, Agency Securities and Repurchase Agreements.

  GOVERNMENT TAX-MANAGED FUND

     The  Government   Tax-Managed  Fund  invests   primarily  in  Fixed  Income
Securities, including U.S. Treasury Securities and Agency Securities.

  PRIME FUND

  The Prime Fund invests primarily in Fixed Income Securities, including Corporate Debt Securities, Commercial Paper, Demand Instruments, Bank Instruments, Asset Backed Securities and Repurchase Agreements. Certain of these Fixed Income Securities may be subject to Credit Enhancement.

  TAX-FREE FUND

  The Tax-Free Fund invests primarily in Tax Exempt Securities, a type of Fixed Income Security, including Variable Rate Demand Instruments and Municipal Notes. Certain of these Tax Exempt Securities may be subject to Credit Enhancement.

  TREASURY FUND

     The Treasury Fund invests primarily in Fixed Income Securities, including U.S. Treasury Securities and Repurchase Agreements.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

  U.S. TREASURY SECURITIES

     U.S. Treasury Securities are direct obligations of the federal government of the United States.

  AGENCY SECURITIES

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have not explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

  CORPORATE DEBT SECURITIES

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

        COMMERCIAL PAPER

        Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

        DEMAND INSTRUMENTS

        Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

  BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

  ASSET BACKED SECURITIES

  Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates.

  TAX EXEMPT SECURITIES

  Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

        VARIABLE RATE DEMAND INSTRUMENTS

        Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

        MUNICIPAL NOTES

        Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

  CREDIT ENHANCEMENT

  Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

  REPURCHASE AGREEMENTS

  Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS

The money market instruments in which the Prime Fund and the Tax-Free Fund invest must be rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

     Each of the Funds is subject to Interest Rate Risks. In addition, certain of the Funds may be subject to other risks, as described below

  GOVERNMENT FUND

  The Government Fund is subject to Credit Risk.

  GOVERNMENT TAX-MANAGED FUND

  The Government Tax-Managed Fund is subject to Credit Risk and Sector Risk.

  PRIME FUND

  The Prime Fund is subject to Credit Risk and Sector Risk.

  TREASURY FUND

  The Treasury Fund is subject to Credit Risk.

INTERESTS RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


CREDIT RISKS

  PRIME FUND AND TAX-FREE FUND

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely on the Adviser's credit assessment.

  GOVERNMENT FUND, PRIME FUND AND TREASURY FUND

  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

A substantial part of the Prime Fund's portfolio may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the Prime Fund's and the Tax-Free Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Prime Fund and Tax-Free Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the net asset value (NAV) of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge. The NAV of the Tax-Free Fund is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV of the Government Tax-Managed Fund is determined at 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV of the Government Fund, the Prime Fund and the Treasury Fund is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.

The required minimum initial investment for each Fund is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW ARE THE FUNDS SOLD?

The Funds offer two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. The Treasury Fund also offers a third share class: Institutional Capital Shares. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, institutional investors or individuals, directly or through investment professionals. The Tax-Free Fund may not be a suitable investment for retirement plans because it invests in municipal securities.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order for Shares of the Government Tax-Managed Fund to the investment professional before 2:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

o Submit your purchase order for Shares of the Tax-Free Fund to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

o Submit your purchase order for Shares of the Government Fund, the Prime Fund and the Treasury Fund to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

o Establish your account with a Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Funds' Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Funds for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from a Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUNDS

BY TELEPHONE

You may redeem Shares by calling a Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) with respect to the Tax-Free Fund, 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) with respect to the Tax-Free Fund, after 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund and after 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, your redemption will be wired to you the following business day. You will receive that day's dividend. With respect to the Tax-Free Fund and the Government Tax-Managed Fund, under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 12:00 noon (Eastern time) and 2:00 p.m.

(Eastern time), respectively.

BY MAIL

You may redeem Shares by mailing a written request to a Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although each Fund intend to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after a Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

The Tax-Free Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund's audited financial statements, is included in the Annual Report.


MONEY MARKET OBLIGATIONS TRUST
Government Obligations Fund
Government Obligations Tax-Managed Fund
Prime Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

INSTITUTIONAL SHARES

A Statement of Additional Information (SAI) dated October 31, 999, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Reports discuss market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-341-7400.

You can obtain information about the Funds (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-5950
CUSIP 60934N104

CUSIP 60934N856
CUSIP 60934N203
CUSIP 60934N401
CUSIP 60934N500

G02705-01 (10/99)

STATEMENT OF ADDITIONAL INFORMATION

MONEY MARKET OBLIGATIONS TRUST
Government Obligations Fund (Government Fund)

Government Obligations Tax-Managed Fund (Government Tax-Managed Fund) Prime Obligations Fund (Prime Fund)

Tax-Free Obligations Fund (Tax-Free Fund)
Treasury Obligations Fund (Treasury Fund)

INSTITUTIONAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Institutional Shares of the Funds, dated October 31, 1999. This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectus or the Annual Reports without charge by calling 1-800-341-7400.

   october 31, 1999

CONTENTS
How are the Funds Organized?
Securities in Which the Funds Invest
What do Shares Cost?
How are the Funds Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Funds?
How Do the Funds Measure Performance?
Who is Federated Investors, Inc.?
Financial Information
Investment Ratings
Addresses

CUSIP 60934N104
CUSIP 60934N856
CUSIP 60934N203
CUSIP 60934N401
CUSIP 60934N500

G02705-03 (10/99)

HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Funds, known as Institutional Shares and Institutional Service Shares (Shares). The Treasury Fund also offers a third share class: Institutional Capital Shares. This SAI relates to Institutional Shares. The Funds' investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Funds (except the Government Tax-Managed Fund) and Federated Administrative Services, former Adviser to the Government Tax-Managed Fund, became Federated Investment Management Company (formerly, Federated Advisers).

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, a Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

The Funds' principal securities are described in the prospectus. In pursuing their investment strategies, the Funds may invest in such securities, or the securities described below, for any purpose that is consistent with their investment objectives.

SPECIAL TRANSACTIONS

  DELAYED DELIVERY TRANSACTIONS

  Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  SECURITIES LENDING

  A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

     A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral.

  Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  The Prime Fund has no present intention to engage in securities lending.

  ASSET COVERAGE

  In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

In addition, a Fund may invest in the securities to the extent described below.

  PRIME FUND

  MUNICIPAL SECURITIES

  Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

  INSURANCE CONTRACTS

  Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

  FOREIGN SECURITIES

  Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

  Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

  The Prime Fund also may invest in U.S. Treasury securities and agency securities, which are described in the prospectus.

  TAX-FREE FUND

  GENERAL OBLIGATION BONDS

  General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

  SPECIAL REVENUE BONDS

  Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

  PRIVATE ACTIVITY BONDS

  Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


  MUNICIPAL LEASES

  Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

  The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
  (COPs). However, the Fund may also invest directly in individual leases.

  TEMPORARY DEFENSIVE INVESTMENTS

  The Tax-Free Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.

  GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, PRIME FUND AND TREASURY FUND

  ZERO COUPON SECURITIES

  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.

  GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, PRIME FUND AND TAX-FREE FUND

  REVERSE REPURCHASE AGREEMENTS

  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS

The Prime Fund and the Tax-Free Fund invest in money market instruments that are either rated in the two highest short-term rating categories or the three highest long-term rating categories by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings.

INVESTMENT RISKS

     There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in its prospectus. Additional risk factors are outlined below.


  GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, PRIME FUND AND TAX-FREE FUND

  LEVERAGE RISKS

     Leverage risk is creatd when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


  TAX-FREE FUND

  TAX RISKS

  In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

  PRIME FUND

  CURRENCY RISKS

  Exchange rates for currencies fluctuate daily. The combination of currency risk and interest rate risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

  RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

FUND                                        OBJECTIVE

Government                                  Fund To provide current income
                                            consistent with stability of
                                            principal.

Government                                  Tax-Managed Fund To provide current
                                            income consistent with stability of
                                            principal and liquidity.

Prime                                       Fund To provide current income
                                            consistent with stability of
                                            principal.

Tax-Free Fund To provide dividend income exempt from federal regular income consistent with stability of prinicpal.

Treasury Fund To provide current income consistent with stability of principal.

The investment objective of each Fund may not be changed by the Fund's Trustees without shareholder approval.

As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Tax-Free Fund's annual interest income will be exempt from federal regular income tax.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

A Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

A Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this limitation, the Funds do not consider financial futures contracts to be commodities.

UNDERWRITING

A Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

A Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

A Fund (with the exception of the Prime Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, a Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

The Prime Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Prime Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS

A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

BUYING ON MARGIN

A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

INVESTING IN ILLIQUID SECURITIES

A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of a Fund's net assets.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

REGULATORY COMPLIANCE

The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of their investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Funds computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and each Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

WHAT DO SHARES COST?

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

     Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of a Fund's assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Shares that its customer has not redeemed over the first year.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine their NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of a Trust's outstanding Share of all series entitled to vote.

     As of October xx, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares of the
Funds: (To be filed by amendment.)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of six funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Funds' Adviser.

As of October xx, 1999, the Trust's Board and Officers as a group owned less than 1% of the Trust's outstanding Institutional Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



NAME
BIRTH DATE                                                                  AGGREGATE       TOTAL COMPENSATION
ADDRESS                    PRINCIPAL OCCUPATIONS                            COMPENSATION    FROM TRUST AND FUND
POSITION WITH TRUST        FOR PAST FIVE YEARS                              FROM TRUST      COMPLEX


JOHN F. DONAHUE*#+         Chief   Executive   Officer  and  Director  or              $0   $0 for the Trust
Birth Date: July 28,       Trustee  of  the   Federated   Fund   Complex;                   and 54
1924                       Chairman and  Director,  Federated  Investors,                   other investment
Federated Investors        Inc.;   Chairman   and   Trustee,    Federated                   companies in the
Tower                      Investment  Management  Company;  Chairman and                   Fund Complex
1001 Liberty Avenue        Director,   Federated  Investment  Counseling,
Pittsburgh, PA             and  Federated  Global  Investment  Management
CHAIRMAN AND TRUSTEE       Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY           Director  or  Trustee  of  the Federated  Fund               $   $113,860.22 for the
Birth Date: February 3,    Complex;   Director,   Member   of   Executive                   Trust
1934                       Committee,  Children's Hospital of Pittsburgh;                   and 54 other
15 Old Timber Trail        Director,  Robroy  Industries,   Inc.  (coated                   investment
Pittsburgh, PA             steel  conduits/computer  storage  equipment);                   companies  in the
TRUSTEE                    formerly:  Senior Partner,  Ernst & Young LLP;                   Fund Complex
                           Director,  MED  3000  Group,  Inc.  (physician
                           practice  management);   Director,  Member  of
                           Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.        Director  or  Trustee  of the  Federated  Fund               $   $125,264.48 for the
Birth Date: June 23,       Complex;   President,   Investment  Properties                   Trust
1937                       Corporation;     Senior    Vice     President,                   and 54 other
Wood/Commercial Dept.      John R. Wood and Associates,  Inc.,  Realtors;                   investment
John R. Wood               Partner  or Trustee  in  private  real  estate                   companies in the
Associates, Inc.           ventures  in  Southwest   Florida;   formerly:                   Fund Complex
Realtors                   President,  Naples Property  Management,  Inc.
3255 Tamiami Trail         and Northgate Village Development Corporation.
North

Naples, FL

TRUSTEE

JOHN F. CUNNINGHAM         Director  or Trustee of some of the  Federated               $   $0 for the Trust
Birth Date: March 5,       Fund  Complex;  Chairman,  President and Chief                   and 40
1943                       Executive  Officer,  Cunningham  &  Co.,  Inc.                   other investment
353 El Brillo Way          (strategic  business   consulting)  ;  Trustee                   companies in the
Palm Beach, FL             Associate,   Boston  College;   Director,  EMC                   Fund Complex
TRUSTEE                    Corporation    (computer   storage   systems);
                           formerly: Director, Redgate Communications.

                           Previous Positions:  Chairman of the Board and
                           Chief Executive  Officer,  Computer  Consoles,
                           Inc.;  President and Chief Operating  Officer,
                           Wang  Laboratories;  Director,  First National
                           Bank of  Boston;  Director,  Apollo  Computer,

                           Inc.

LAWRENCE D. ELLIS, M.D.*   Director  or  Trustee  of the  Federated  Fund               $   $113,860.22 for the
Birth Date: October 11,    Complex; Professor of Medicine,  University of                   Trust
1932                       Pittsburgh;  Medical  Director,  University of                   and 54 other
3471 Fifth Avenue          Pittsburgh    Medical   Center   -   Downtown;                   investment
Suite 1111                 Hematologist,   Oncologist,   and   Internist,                   companies in the
Pittsburgh, PA             University  of  Pittsburgh   Medical   Center;                   Fund Complex
TRUSTEE                    Member,  National Board of Trustees,  Leukemia
                           Society of America.

PETER E. MADDEN            Director  or  Trustee  of the  Federated  Fund               $   $113,860.22 for the
Birth Date: March 16,      Complex;       formerly:       Representative,                   Trust
1942                       Commonwealth of  Massachusetts  General Court;                   and 54 other
One Royal Palm Way         President,   State   Street   Bank  and  Trust                   investment
100 Royal Palm Way         Company and State Street Corporation.                            companies in the
Palm Beach, FL                                                                              Fund Complex
TRUSTEE                    Previous  Positions:  Director,  VISA  USA and
                           VISA  International;  Chairman  and  Director,
                           Massachusetts  Bankers Association;  Director,
                           Depository Trust  Corporation;  Director,  The

                           Boston Stock Exchange.

CHARLES F. MANSFIELD,      Director  or Trustee of some of the  Federated               $   $0 for the Trust
JR.                        Fund Complex; Management Consultant.                             and 43
Birth Date: April 10,                                                                       other investment
1945                       Previous  Positions:  Chief Executive Officer,                   companies in the
80 South Road              PBTC  International  Bank;   Partner,   Arthur                   Fund Complex
Westhampton Beach, NY      Young &  Company  (now  Ernst  &  Young  LLP);
TRUSTEE                    Chief  Financial  Officer  of  Retail  Banking

                           Sector,  Chase  Manhattan  Bank;  Senior  Vice
                           President,    Marine   Midland   Bank;    Vice
                           President,  Citibank;  Assistant  Professor of
                           Banking and  Finance,  Frank G. Zarb School of
                           Business, Hofstra University.

JOHN E. MURRAY, JR.,       Director  or  Trustee  of  the Federated  Fund               $   $113,860.22 for the
J.D., S.J.D.               Complex;  President,  Law Professor,  Duquesne                   Trust
Birth Date: December       University;   Consulting  Partner,  Mollica  &                   and54 other
20, 1932                   Murray;   Director,    Michael   Baker   Corp.                   investment
President, Duquesne        (engineering,  construction,  operations,  and                   companies in the
University                 technical services).                                             Fund Complex
Pittsburgh, PA

TRUSTEE                    Previous  Positions:  Dean  and  Professor  of
                           Law,  University of Pittsburgh  School of Law;
                           Dean   and   Professor   of   Law,   Villanova
                           University School of Law.

MARJORIE P. SMUTS          Director  or  Trustee  of the  Federated  Fund               $   $113,860.22 for the
Birth Date: June 21,       Complex;                                Public                   Trust
1935                       Relations/Marketing/Conference Planning.                         and 54 other
4905 Bayard Street                                                                          investment
Pittsburgh, PA             Previous  Positions:   National  Spokesperson,                   companies in the
TRUSTEE                    Aluminum   Company  of   America;   television                   Fund Complex
                           producer; business owner.

JOHN S. WALSH              Director  or Trustee of some of the  Federated               $   $0 for the Trust
Birth Date: November       Fund Complex;  President  and  Director,  Heat                   and 41
28, 1957                   Wagon,  Inc.   (manufacturer  of  construction                   other investment
2007 Sherwood Drive        temporary  heaters);  President  and Director,                   companies in the
Valparaiso, IN             Manufacturers  Products,  Inc. (distributor of                   Fund Complex
TRUSTEE                    portable  construction  heaters);   President,
                           Portable   Heater   Parts,   a   division   of
                           Manufacturers Products,  Inc.; Director, Walsh
                           &  Kelly,  Inc.  (heavy  highway  contractor);
                           formerly: Vice President, Walsh & Kelly, Inc.

J. CHRISTOPHER DONAHUE+    President or Executive  Vice  President of the              $0   $0 for the Trust
Birth Date: April 11,      Federated  Fund  Complex;  Director or Trustee                   and 16
1949                       of some of the  Funds  in the  Federated  Fund                   other investment
Federated Investors        Complex;  President  and  Director,  Federated                   companies in the
Tower                      Investors,   Inc.;   President   and  Trustee,                   Fund Complex
1001 Liberty Avenue        Federated   Investment   Management   Company;
Pittsburgh, PA             President and Director,  Federated  Investment
PRESIDENT                  Counseling  and  Federated  Global  Investment

                           Management    Corp.;    President,    Passport
                           Research,     Ltd.;     Trustee,     Federated
                           Shareholder   Services   Company;    Director,
                           Federated Services Company.





EDWARD C. GONZALES         Trustee  or  Director  of some of the Funds in              $0   $0 for the Trust
 Birth Date: October       the   Federated   Fund   Complex;   President,                   and 1
22, 1930                   Executive  Vice  President  and  Treasurer  of                   other investment
Federated Investors        some  of  the  Funds  in  the  Federated  Fund                   company in the
Tower                      Complex;  Vice Chairman,  Federated Investors,                   Fund Complex
1001 Liberty Avenue        Inc.;  Vice  President,  Federated  Investment
Pittsburgh, PA             Management  Company and  Federated  Investment
EXECUTIVE VICE PRESIDENT   Counseling,    Federated   Global   Investment

                           Management Corp. and Passport Research,  Ltd.;
                           Executive   Vice   President   and   Director,
                           Federated    Securities    Corp.;     Trustee,
                           Federated Shareholder Services Company.

JOHN W. MCGONIGLE          Executive  Vice President and Secretary of the              $0   $0 for the Trust
Birth Date: October 26,    Federated   Fund   Complex;   Executive   Vice                   and 54
1938                       President,  Secretary, and Director, Federated                   other investment
Federated Investors        Investors,     Inc.;    Trustee,     Federated                   companies in the
Tower                      Investment   Management   Company;   Director,                   Fund Complex
1001 Liberty Avenue Federated Investment Counseling and Federated Pittsburgh, PA
Global Investment Management Corp.; Director, EXECUTIVE VICE Federated Services
Company; Director, PRESIDENT AND SECRETARY Federated Securities Corp.

RICHARD J. THOMAS          Treasurer of the Federated Fund Complex;  Vice              $0   $0 for the Trust
Birth Date: June 17,       President   -   Funds    Financial    Services                   and 54
1954                       Division,     Federated    Investors,    Inc.;                   other investment
Federated Investors        formerly:  various management positions within                   companies in the
Tower                      Funds   Financial    Services    Division   of                   Fund Complex
1001 Liberty Avenue        Federated Investors, Inc.
Pittsburgh, PA

TREASURER

RICHARD B. FISHER          President  or  Vice  President  of some of the              $0   $0 for the Trust
Birth Date: May 17, 1923   Funds in the Federated Fund Complex;  Director                   and 6
Federated Investors        or  Trustee  of  some  of  the  Funds  in  the                   other investment
Tower                      Federated   Fund   Complex;   Executive   Vice                   companies in the
1001 Liberty Avenue        President,    Federated    Investors,    Inc.;                   Fund Complex
Pittsburgh, PA             Chairman and  Director,  Federated  Securities
VICE PRESIDENT             Corp.

WILLIAM D. DAWSON, III     Chief  Investment  Officer  of this  Fund  and              $0   $0 for the Trust
Birth Date: March 3,       various  other  Funds  in the  Federated  Fund                   and 41
1949                       Complex;  Executive Vice President,  Federated                   other investment
Federated Investors        Investment   Counseling,    Federated   Global                   companies in the
Tower                      Investment    Management   Corp.,    Federated                   Fund Complex
1001 Liberty Avenue        Investment  Management  Company  and  Passport
Pittsburgh, PA             Research,  Ltd.;  Registered   Representative,
CHIEF INVESTMENT OFFICER   Federated    Securities    Corp.;    Portfolio

                           Manager,  Federated  Administrative  Services;
                           Vice  President,  Federated  Investors,  Inc.;
                           formerly:  Executive Vice President and Senior
                           Vice    President,     Federated    Investment
                           Counseling  Institutional Portfolio Management
                           Services  Division;   Senior  Vice  President,
                           Federated  Investment  Management  Company and

                           Passport Research, Ltd.

DEBORAH A. CUNNINGHAM      Deborah A.  Cunningham  is Vice  President  of              $0   $0 for the Trust
Birth Date: September      the Trust.  Ms.  Cunningham  joined  Federated                   and 6
15, 1959                   in  1981  and  has  been  a  Senior  Portfolio                   other investment
Federated Investors        Manager  and a Senior  Vice  President  of the                   companies in the
Tower                      Funds'  Adviser  since  1997.  Ms.  Cunningham                   Fund Complex
1001 Liberty Avenue        served  as a  Portfolio  Manager  and  a  Vice
Pittsburgh, PA             President  of  the  Adviser  from  1993  until
VICE PRESIDENT             1996.   Ms.   Cunnin   gham  is  a   Chartered

                           Financial  Analyst and  received  her M.S.B.A.
                           in Finance from Robert Morris College.

MARY JO OCHSON             Mary  Jo  Ochson  is  Vice  President  of  the              $0   $0 for the Trust
Birth Date: September      Trust.  Ms.  Ochson  joined  Federated in 1982                   and 7
12, 1953                   and has been a Senior Portfolio  Manager and a                   other investment
Federated Investors        Senior Vice  President  of the Funds'  Adviser                   companies in the
Tower                      since  1996.   From  1988  through  1995,  Ms.                   Fund Complex
1001 Liberty Avenue        Ochson  served as a  Portfolio  Manager  and a
Pittsburgh, PA             Vice  President  of the  Funds'  Adviser.  Ms.
VICE PRESIDENT             Ochson is a  Chartered  Financial  Analyst and
                           received  her  M.B.A.   in  Finance  from  the
                           University of Pittsburgh.

+  MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, PRESIDENT OF THE TRUST.

++ MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD ON JANUARY 1, 1999. THEY DID NOT EARN ANY FEES FOR SERVING THE FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR. THEY DID NOT RECEIVE ANY FEES AS OF THE FISCAL YEAR END OF THE TRUST.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, July 31, 1999, the Funds' Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $xxxxxx for which the Funds paid $xxxxxx in brokerage commissions.

On July 31, 1999, the Funds owned securities of the following regular broker/dealers:

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE      AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Funds, Deloitte and Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.




FEES PAID BY THE FUNDS FOR SERVICES

                      ADVISORY FEE

                      ADVISORY FEE REDUCTION       BROKERAGE COMMISSIONS  ADMINISTRATIVE FEE

FOR THE YEAR ENDED JULY 31,    1999     1998       1997   1999   1998     1997     1999     1998     1997
------------------------------------------------------------------------------------------------------------
Government Fund        $       $9,364,290          $6,777,523    $        $0       $0       $ $3,531,785    $2,559,413

                       $       $4,778,285                                                            $3,522,148
--------------------------------------------------------------------------------------------------------------------

Government Tax-Managed Fund    $        $2,869,299 $1,452,990    $        $0       $0       $ $1,082,093    $548,677

                       $       $1,725,248                                                            $923,964
--------------------------------------------------------------------------------------------------------------------

Prime Fund             $       $14,305,445         $10,030,131   $        $0       $0       $ $5,395,419    $3,787,706

                       $       $7,090,763                                                            $5,562,429
--------------------------------------------------------------------------------------------------------------------

Tax-Free Fund          $       $5,174,140          $4,284,365    $        $0       $0       $ 1,951,404     $1,617,952

                       $       $2,661,895                                                            $2,116,877
--------------------------------------------------------------------------------------------------------------------

Treasury Fund          $       $19,318,524         $13,886,919   $        $0       $0       $ $7,285,996    $5,244,250

                       $       $9,537,113                                                            $6,879,101
--------------------------------------------------------------------------------------------------------------------

                             SHAREHOLDER SERVICES FEE

FOR THE YEAR ENDED JULY 31, 1999
Government Fund              $

Government Tax-Managed Fund  $

Prime Fund                   $

Tax-Free Fund                $

Treasury Fund                $

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year or Start of Performance periods ended July 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended July 31, 1999.


                                                                        START OF PERFORMANCE ON
                          7-DAY PERIOD      1 YEAR        5 YEAR        MARCH 31, 1990
-----------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------
  Total Return            --                %             %             %
  Yield                   %                 --            --            --
  Effective Yield         %                 --            --            --

                                                                        START OF PERFORMANCE ON

                          7-DAY PERIOD      1 YEAR        5 YEAR        JUNE 2, 1995
-----------------------------------------------------------------------------------------------------
GOVERNMENT TAX-MANAGED FUND
------------------------------------------------------------------------------------------------------------
  Total Return            --                %             --            %
  Yield                   %                 --            --            --
  Effective Yield         %                 --            --            --

                                                                        START OF PERFORMANCE ON

                          7-DAY PERIOD      1 YEAR        5 YEAR        MAY 26, 1990
-----------------------------------------------------------------------------------------------------
PRIME FUND
-----------------------------------------------------------------------------------------------------
  Total Return            --                %             %             %
  Yield                   %                 --            --            --
  Effective Yield         %                 --            --            --

                                                                        START OF PERFORMANCE ON

                          7-DAY PERIOD      1 YEAR        5 YEAR        DECEMBER 12, 1989
-----------------------------------------------------------------------------------------------------
TAX-FREE FUND
-----------------------------------------------------------------------------------------------------
  Total Return            --                %             %             %
  Yield                   %                 --            --            --
  Effective Yield         %                 --            --            --
  Tax-Equivalent Yield    %                 --            --            --

                                                                        START OF PERFORMANCE ON

                          7-DAY PERIOD      1 YEAR        5 YEAR        DECEMBER 12, 1989
-----------------------------------------------------------------------------------------------------
TREASURY FUND
-----------------------------------------------------------------------------------------------------
  Total Return            --                %             %             %
  Yield                   %                 --            --            --
  Effective Yield         %                 --            --            --


TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

With regard to the Tax-Free Fund, set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Tax-Free Fund. The interest earned by the municipal securities owned by the Tax-Free Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


TAX EQUIVALENCY TABLE
TAXABLE YIELD EQUIVALENT FOR 1999 MULTISTATE MUNICIPAL FUND


FEDERAL INCOME TAX BRACKET:      15.00%         28.00%         31.00%        36.00%       39.60%
Joint Return                   $1-43,050 $43,051-104,05$104,051-158,550$158,551-283,150     Over
                                                                                         283,150
Single Return                  $1-25,750 $25,751-62,450$62,451-130,250 $130,251-283,150     Over
                                                                                         283,150
TAX EXEMPT YIELD:              TAXABLE YIELD EQUIVALENT:

1.00%                             1.18%          1.39%          1.45%         1.56%        1.66%
1.50%                             1.76%          2.08%          2.17%         2.34%        2.48%
2.00%                             2.35%          2.78%          2.90%         3.13%        3.31%
2.50%                             2.94%          3.47%          3.62%         3.91%        4.14%
3.00%                             3.53%          4.17%          4.35%         4.69%        4.97%
3.50%                             4.12%          4.86%          5.07%         5.47%        5.79%
4.00%                             4.71%          5.56%          5.80%         6.25%        6.62%
4.50%                             5.29%          6.25%          6.52%         7.03%        7.45%
5.00%                             5.88%          6.94%          7.25%         7.81%        8.28%
5.50%                             6.47%          7.64%          7.97%         8.59%        9.11%
6.00%                             7.06%          8.33%          8.70%         9.38%        9.93%
6.50%                             7.65%          9.03%          9.42%        10.16%       10.76%
7.00%                             8.24%          9.72%         10.14%        10.94%       11.59%
7.50%                             8.82%         10.42%         10.87%        11.72%       12.42%
8.00%                             9.41%         11.11%         11.59%        12.50%       13.25%


NOTE:THE MAXIMUM  MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
     TAXABLE YIELD EQUIVALENT.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

     LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

     SALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

     SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

     DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

     BANK RATE MONITOR(C) NATIONAL INDex, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

     The Financial Statements for the Funds for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Reports to Shareholders of the Funds dated July 31, 1999.

INVESTMENT RATINGS

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

57

ADDRESSES

MONEY MARKET OBLIGATIONS TRUST
Government Obligations Fund
Government Obligations Tax-Managed Fund
Prime Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
225 Franklin Street
Boston, MA 02110-2812

PROSPECTUS

MONEY MARKET OBLIGATIONS TRUST
Government Obligations Fund
Government Obligations Tax-Managed Fund
Prime Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

INSTITUTIONAL SERVICE SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Funds' Fees and Expenses?
What are Each Fund's Investment Strategies?
What are the Principal Securities in Which the Funds Invest?
What are the Specific Risks of Investing in the Funds?
What do Shares Cost?
How are the Funds Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Funds?
Financial Information
Report of Independent Public Accountants

   october 31, 1999

RISK/RETURN SUMMARY

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per Share.

FUND                                        OBJECTIVE

Government Obligations Fund To provide current income consistent with stability of (Government Fund) principal.

Government Obligations Tax-Managed Fund To provide current income consistent with stability of (Government Tax-Managed Fund) principal and liquidity.

Prime Obligations Fund To provide current income consistent with stability of (Prime Fund) principal.

Tax-Free Obligations Fund To provide dividend income exempt from federal regular (Tax-Free Fund) income consistent with stability of prinicpal.

Treasury Obligations Fund To provide current income consistent with stability of (Treasury Fund) principal.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES?

     Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted maturity of 90 days or less.

  GOVERNMENT FUND

  The Government Fund invests primarily in U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

  GOVERNMENT TAX-MANAGED FUND

  The Government Tax-Managed Fund invests primarily in U.S. Treasury and government agency securities that pay interest exempt from state personal income tax.

  PRIME FUND

  The Prime Fund invests primarily in high quality fixed income securities.

  TAX-FREE FUND

  The Tax-Free Fund invests primarily in tax exempt securities. At least 80% of the Tax-Free Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

  TREASURY FUND

     The Treasury Fund invests primarily in U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable net asset value, it is possible to lose money by investing in a Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE - GOVERNMENT FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Government Fund's Institutional Service Shares as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "4.80%" and increasing in increments of 0.10% up to 5.70%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Institutional Service Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 5.67%, 5.10%, 5.27% and 5.19%.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was xx%.

     Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.43% (quarter ended June 30, 1995). Its lowest quarterly return was 1.19% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE - GOVERNMENT FUND

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES
1 Year               5.19%
Start           of   5.23%

Performance1

     1 The Fund's Institutional Service Shares start of performance date was August 1, 1994.

     The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.66%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

RISK/RETURN BAR CHART AND TABLE - GOVERNMENT TAX-MANAGED FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Government Tax-Managed Fund's Institutional Service Shares as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "4.95%" and increasing in increments of 0.05% up to 5.20%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Institutional Service Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1998. The percentages noted are: 5.03%, 5.18% and 5.11%.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was xx%.

     Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.30% (quarter ended December 31, 1997). Its lowest quarterly return was 1.19% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE - GOVERNMENT TAX-MANAGED FUND

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES
1 Year               5.11%
Start           of   5.18%

Performance1

1 The Fund's Institutional Service Shares start of performance date was May 30, 1995.

     The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.69%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

RISK/RETURN BAR CHART AND TABLE -  PRIME FUND

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the Prime Fund's Institutional Service Shares as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 10.00%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Institutional Service Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 5.72%, 5.14%, 5.30% and 5.26%.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was xx%.

     Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.44% (quarter ended June 30, 1995). Its lowest quarterly return was 1.24% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE -  PRIME FUND

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES
1 Year               5.26%
Start           of   5.28%

Performance1

     1 The Fund's Institutional Service Shares start of performance date was July 5, 1994.

     The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.82%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

RISK/RETURN BAR CHART AND TABLE -  TAX-FREE FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Tax-Free Fund's Institutional Service Shares as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "2.80%" and increasing in increments of 0.10% up to 3.60%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Institutional Service Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 3.59%, 3.13%, 3.30% and 3.12%.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was xx%.

     Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 0.94% (quarter ended June 30, 1995). Its lowest quarterly return was 0.73% (quarter ended March 31, 1997).

AVERAGE ANNUAL TOTAL RETURN TABLE -  TAX-FREE FUND

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES
1 Year               3.12%
Start           of   3.25%

Performance1

1 The Fund's Institutional Service Shares start of performance date was July 5, 1994.

     The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 3.33%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

RISK/RETURN BAR CHART AND TABLE -  TREASURY FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Treasury Fund's Institutional Service Shares as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "4.70%" and increasing in increments of 0.10% up to 5.70%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Institutional Service Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 5.63%, 5.05%, 5.21% and 5.11%.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was xx%.

     Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.42% (quarter ended June 30, 1995). Its lowest quarterly return was 1.15% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE -  TREASURY FUND

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES
1 Year               5.11%
Start           of   5.17%

Performance1

1 The Fund's Institutional Service Shares start of performance date was July 5, 1994.

     The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.50%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

GOVERNMENT FUND - INSTITUTIONAL SERVICE SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Government Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                           None
Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price or                None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)                                     None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable) None
Exchange Fee                                                       None

ANNUAL FUND OPERATING EXPENSES (Before Waiver)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
     (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                                 0.20%
Distribution (12b-1) Fee                                         None
Shareholder Services Fee                                         0.25%
Other Expenses                                                   0.35%
Total Annual Fund Operating Expenses                             0.80%

1 Although not contractually obligated to do so, the adviser waived certain amounts.
  These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended July 31, 1999.

   Total Waiver of Fund Expenses                                      0.10%
   Total Actual Annual Operating Expenses (after waiver)              0.70%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the year ended July 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                      1 YEAR            3 YEARS         5 YEARS        10 YEARS
Government Fund - Institutional Service                     $82             $255           $444            $990
Shares






GOVERNMENT TAX-MANAGED FUND - INSTITUTIONAL SERVICE SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold
Institutional Service Shares of the Government Tax-Managed Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Waiver)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                                                                 0.20%
Distribution (12b-1) Fee                                                                         None
Shareholder Services Fee                                                                         0.25%
Other Expenses                                                                                   0.12%
Total Annual Fund Operating Expenses                                                             0.57%
1 Although not contractually obligated to do so, the adviser waived certain amounts.
  These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended April 30, 1999.

   Total Waiver of Fund Expenses                                                                 0.12%
   Total Actual Annual Operating Expenses (after waiver)                                         0.45%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the year ended July 31,
  1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's
Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's institutional Service
Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 YEAR            3 YEARS         5 YEARS        10 YEARS

Government Tax-Managed Fund - Institutional                 $58             $183           $318            $714
Service Shares






PRIME FUND - INSTITUTIONAL SERVICE SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold
Institutional Service Shares of the Prime Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Waiver)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                                                                 0.20%
Distribution (12b-1) Fee                                                                         None
Shareholder Services Fee                                                                         0.25%
Other Expenses                                                                                   0.35%
Total Annual Fund Operating Expenses                                                             0.80%

1 Although not contractually obligated to do so, the adviser waived certain amounts.
  These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended April 30, 1999.

   Total Waiver of Fund Expenses                                                                 0.10%
   Total Actual Annual Operating Expenses (after waiver)                                         0.70%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the year ended July 31,
  1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 YEAR            3 YEARS         5 YEARS        10 YEARS
Prime Fund - Institutional Service Shares                   $82             $255           $444            $990






TAX- FREE FUND -  INSTITUTIONAL SERVICE SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Tax-Free Fund's Institutional Service Shares.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Waiver)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                                                                 0.20%
Distribution (12b-1) Fee                                                                         None
Shareholder Services Fee                                                                         0.25%
Other Expenses                                                                                   0.35%
Total Annual Fund Operating Expenses                                                             0.80%
1 Although not contractually obligated to do so, the adviser waived certain amounts.
  These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended April 30, 1999.

   Total Waiver of Fund Expenses                                                                 0.10%
   Total Annual Operating Expenses (after waiver)                                                0.70%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the year ended July 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's
Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's institutional Service
Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 YEAR            3 YEARS         5 YEARS        10 YEARS

Tax-Free Fund - Institutional Service Shares                $82             $255           $444            $990






TREASURY FUND -  INSTITUTIONAL SERVICE SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold
Institutional Service Shares of the Treasury Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Waiver)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                                                                 0.20%
Distribution (12b-1) Fee                                                                         None
Shareholder Services Fee                                                                         0.25%
Other Expenses                                                                                   0.10%
Total Annual Fund Operating Expenses                                                             0.55%
1 Although not contractually obligated to do so, the adviser waived certain amounts.
  These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended April 30, 1999.

   Total Waiver of Fund Expenses                                                                 0.10%
   Total Actual Annual Operating Expenses (after waiver)                                         0.45%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the year ended July 31,
  1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Treasury Fund - Institutional Service Shares

1 YEAR            3 YEARS         5 YEARS        10 YEARS
$56                 $176           $307            $689


WHAT ARE EACH FUND'S INVESTMENT STRATEGIES?

Each Fund's investment strategy is described earlier under "What are Each Fund's Main Investment Strategies?" Following is additional information on the investment strategies for the Funds.

The Adviser for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o       current U.S. economic activity and the economic outlook,
o       current short-term interest rates,

o the Federal Reserve Board's policies regarding short-term interest rates, and
o the potential effects of foreign economic activity on U.S. short term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

PRIME FUND AND TAX-FREE FUND

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

TAX-FREE FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax exempt securities available. In addition, the Adviser may invest in securities subject to AMT in an attempt to further enhance yield and provide diversification.

INDUSTRY CONCENTRATION

The Prime Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

TEMPORARY DEFENSIVE INVESTMENTS

The Tax-Free Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

  GOVERNMENT FUND

     The Government Fund invests primarily in Fixed Income Securities, including U.S. Treasury Securities, Agency Securities and Repurchase Agreements.

  GOVERNMENT TAX-MANAGED FUND

     The  Government   Tax-Managed  Fund  invests   primarily  in  Fixed  Income
Securities, including U.S. Treasury Securities and Agency Securities.

  PRIME FUND

  The Prime Fund invests primarily in Fixed Income Securities, including Corporate Debt Securities, Commercial Paper, Demand Instruments, Bank Instruments, Asset Backed Securities and Repurchase Agreements. Certain of these Fixed Income Securities may be subject to Credit Enhancement.

  TAX-FREE FUND

  The Tax-Free Fund invests primarily in Tax Exempt Securities, a type of Fixed Income Security, including Variable Rate Demand Instruments and Municipal Notes. Certain of these Tax Exempt Securities may be subject to Credit Enhancement.

  TREASURY FUND

     The Treasury Fund invests primarily in Fixed Income Securities, including U.S. Treasury Securities and Repurchase Agreements.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

  U.S. TREASURY SECURITIES

     U.S. Treasury Securities are direct obligations of the federal government of the United States.

  AGENCY SECURITIES

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have not explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

  CORPORATE DEBT SECURITIES

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

        COMMERCIAL PAPER

        Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

        DEMAND INSTRUMENTS

        Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

  BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

  ASSET BACKED SECURITIES

  Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates.

  TAX EXEMPT SECURITIES

  Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

        VARIABLE RATE DEMAND INSTRUMENTS

        Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

        MUNICIPAL NOTES

        Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

  CREDIT ENHANCEMENT

  Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

  REPURCHASE AGREEMENTS

  Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS

The money market instruments in which the Prime Fund and the Tax-Free Fund invest must be rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

     Each of the Funds is subject to Interest Rate Risks. In addition, certain of the Funds may be subject to other risks, as described below

  GOVERNMENT FUND

  The Government Fund is subject to Credit Risk.

  GOVERNMENT TAX-MANAGED FUND

  The Government Tax-Managed Fund is subject to Credit Risk and Sector Risk.

  PRIME FUND

  The Prime Fund is subject to Credit Risk and Sector Risk.

  TREASURY FUND

  The Treasury Fund is subject to Credit Risk.

INTERESTS RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


CREDIT RISKS

  PRIME FUND AND TAX-FREE FUND

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely on the Adviser's credit assessment.

  GOVERNMENT FUND, PRIME FUND AND TREASURY FUND

  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

A substantial part of the Prime Fund's portfolio may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the Prime Fund's and the Tax-Free Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Prime Fund and Tax-Free Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the net asset value (NAV) of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge. The NAV of the Tax-Free Fund is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV of the Government Tax-Managed Fund is determined at 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV of the Government Fund, the Prime Fund and the Treasury Fund is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.

The required minimum initial investment for each Fund is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW ARE THE FUNDS SOLD?

The Funds offer two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. The Treasury Fund also offers a third share class: Institutional Capital Shares. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, financial intermediaries, institutional investors or individuals, directly or through investment professionals. The Tax-Free Fund may not be a suitable investment for retirement plans because it invests in municipal securities.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o       Establish an account with the investment professional; and

o Submit your purchase order for Shares of the Government Tax-Managed Fund to the investment professional before 2:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

o Submit your purchase order for Shares of the Tax-Free Fund to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

o Submit your purchase order for Shares of the Government Fund, the Prime Fund and the Treasury Fund to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

o Establish your account with a Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Funds' Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Funds for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from a Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUNDS

BY TELEPHONE

You may redeem Shares by calling a Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) with respect to the Tax-Free Fund, 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) with respect to the Tax-Free Fund, after 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund and after 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, your redemption will be wired to you the following business day. You will receive that day's dividend. With respect to the Tax-Free Fund and the Government Tax-Managed Fund, under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 12:00 noon (Eastern time) and 2:00 p.m.

(Eastern time), respectively.

BY MAIL

You may redeem Shares by mailing a written request to a Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o    Fund Name and Share Class, account number and account registration;

o    amount to be redeemed; and

o    signatures of all shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although each Fund intend to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

     o    to allow your purchase to clear;

     o    during periods of market volatility; or

     o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after a Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

The Tax-Free Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund's audited financial statements, is included in the Annual Report.


MONEY MARKET OBLIGATIONS TRUST
Government Obligations Fund
Government Obligations Tax-Managed Fund
Prime Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated October 31, 999, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Reports discuss market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-341-7400.

You can obtain information about the Funds (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-5950
CUSIP 60934N807

CUSIP 60934N849
CUSIP 60934N708
CUSIP 60934N880
CUSIP 60934N872

G02705-02 (10/99)

STATEMENT OF ADDITIONAL INFORMATION

MONEY MARKET OBLIGATIONS TRUST
Government Obligations Fund (Government Fund)

Government Obligations Tax-Managed Fund (Government Tax-Managed Fund) Prime Obligations Fund (Prime Fund)

Tax-Free Obligations Fund (Tax-Free Fund)
Treasury Obligations Fund (Treasury Fund)

INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Institutional Service Shares of the Funds, dated October 31, 1999. This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectus or the Annual Reports without charge by calling 1-800-341-7400.

   october 31, 1999

CONTENTS
How are the Funds Organized?
Securities in Which the Funds Invest
What do Shares Cost?
How are the Funds Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Funds?
How Do the Funds Measure Performance?
Who is Federated Investors, Inc.?
Financial Information
Investment Ratings
Addresses

CUSIP 60934N807
CUSIP 60934N849
CUSIP 60934N708
CUSIP 60934N880
CUSIP 60934N872

G02705-04 (10/99)

HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Funds, known as Institutional Shares and Institutional Service Shares (Shares). The Treasury Fund also offers a third share class: Institutional Capital Shares. This SAI relates to Institutional Service Shares. The Funds' investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Funds (except the Government Tax-Managed Fund) and Federated Administrative Services, former Adviser to the Government Tax-Managed Fund, became Federated Investment Management Company (formerly, Federated Advisers).

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, a Fund may invest in the following securities for any purpose that is consistent with its investment objective.

In pursuing its investment strategy, a Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

The Funds' principal securities are described in the prospectus. In pursuing their investment strategies, the Funds may invest in such securities, or the securities described below, for any purpose that is consistent with their investment objectives.

SPECIAL TRANSACTIONS

  DELAYED DELIVERY TRANSACTIONS

  Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  SECURITIES LENDING

  A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

     A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral.

  Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  The Prime Fund has no present intention to engage in securities lending.

  ASSET COVERAGE

  In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

In addition, a Fund may invest in the securities to the extent described below.

  PRIME FUND

  MUNICIPAL SECURITIES

  Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

  INSURANCE CONTRACTS

  Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

  FOREIGN SECURITIES

  Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o    the principal trading market for its securities is in another country;
          or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

  Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

  The Prime Fund also may invest in U.S. Treasury securities and agency securities, which are described in the prospectus.

  TAX-FREE FUND

  GENERAL OBLIGATION BONDS

  General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

  SPECIAL REVENUE BONDS

  Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

  PRIVATE ACTIVITY BONDS

  Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


  MUNICIPAL LEASES

  Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

  The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
  (COPs). However, the Fund may also invest directly in individual leases.

  TEMPORARY DEFENSIVE INVESTMENTS

  The Tax-Free Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.

  GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, PRIME FUND AND TREASURY FUND

  ZERO COUPON SECURITIES

  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.

  GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, PRIME FUND AND TAX-FREE FUND

  REVERSE REPURCHASE AGREEMENTS

  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS

The Prime Fund and the Tax-Free Fund invest in money market instruments that are either rated in the two highest short-term rating categories or the three highest long-term rating categories by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings.

INVESTMENT RISKS

     There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in its prospectus. Additional risk factors are outlined below.


  GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, PRIME FUND AND TAX-FREE FUND

  LEVERAGE RISKS

     Leverage risk is creatd when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


  TAX-FREE FUND

  TAX RISKS

  In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

  PRIME FUND

  CURRENCY RISKS

  Exchange rates for currencies fluctuate daily. The combination of currency risk and interest rate risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

  RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

FUND                                        OBJECTIVE

Government                                  Fund To provide current income
                                            consistent with stability of
                                            principal.

Government                                  Tax-Managed Fund To provide current
                                            income consistent with stability of
                                            principal and liquidity.

Prime                                       Fund To provide current income
                                            consistent with stability of
                                            principal.

Tax-Free Fund To provide dividend income exempt from federal regular income consistent with stability of prinicpal.

Treasury Fund To provide current income consistent with stability of principal.

The investment objective of each Fund may not be changed by the Fund's Trustees without shareholder approval.

As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Tax-Free Fund's annual interest income will be exempt from federal regular income tax.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

A Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

A Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this limitation, the Funds do not consider financial futures contracts to be commodities.

UNDERWRITING

A Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

A Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

A Fund (with the exception of the Prime Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, a Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

The Prime Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Prime Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS

A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

BUYING ON MARGIN

A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

INVESTING IN ILLIQUID SECURITIES

A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of a Fund's net assets.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

REGULATORY COMPLIANCE

The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of their investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Funds computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and each Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

WHAT DO SHARES COST?

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

     Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of a Fund's assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Shares that its customer has not redeemed over the first year.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine their NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of a Trust's outstanding shares of all series entitled to vote.

     As of October xx, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares of the Funds: (To be filed by amendment.)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of six funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Funds' Adviser.

As of October xx, 1999, the Trust's Board and Officers as a group owned less than 1% of the Trust's outstanding Institutional Service Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


NAME
BIRTH DATE                                                                  AGGREGATE       TOTAL COMPENSATION
ADDRESS                    PRINCIPAL OCCUPATIONS                            COMPENSATION    FROM TRUST AND FUND
POSITION WITH TRUST        FOR PAST FIVE YEARS                              FROM TRUST      COMPLEX


JOHN F. DONAHUE*#+         Chief   Executive   Officer  and  Director  or              $0   $0 for the Trust
Birth Date: July 28,       Trustee  of  the   Federated   Fund   Complex;                   and 54
1924                       Chairman and  Director,  Federated  Investors,                   other investment
Federated Investors        Inc.;   Chairman   and   Trustee,    Federated                   companies in the
Tower                      Investment  Management  Company;  Chairman and                   Fund Complex
1001 Liberty Avenue        Director,   Federated  Investment  Counseling,
Pittsburgh, PA             and  Federated  Global  Investment  Management
CHAIRMAN AND TRUSTEE       Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY           Director  or  Trustee  of  the Federated  Fund               $   $113,860.22 for the
Birth Date: February 3,    Complex;   Director,   Member   of   Executive                   Trust
1934                       Committee,  Children's Hospital of Pittsburgh;                   and 54 other
15 Old Timber Trail        Director,  Robroy  Industries,   Inc.  (coated                   investment
Pittsburgh, PA             steel  conduits/computer  storage  equipment);                   companies  in the
TRUSTEE                    formerly:  Senior Partner,  Ernst & Young LLP;                   Fund Complex
                           Director,  MED  3000  Group,  Inc.  (physician
                           practice  management);   Director,  Member  of
                           Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.        Director  or  Trustee  of the  Federated  Fund               $   $125,264.48 for the
Birth Date: June 23,       Complex;   President,   Investment  Properties                   Trust
1937                       Corporation;     Senior    Vice     President,                   and 54 other
Wood/Commercial Dept.      John R. Wood and Associates,  Inc.,  Realtors;                   investment
John R. Wood               Partner  or Trustee  in  private  real  estate                   companies in the
Associates, Inc.           ventures  in  Southwest   Florida;   formerly:                   Fund Complex
Realtors                   President,  Naples Property  Management,  Inc.
3255 Tamiami Trail         and Northgate Village Development Corporation.
North

Naples, FL

TRUSTEE

JOHN F. CUNNINGHAM         Director  or Trustee of some of the  Federated               $   $0 for the Trust
Birth Date: March 5,       Fund  Complex;  Chairman,  President and Chief                   and 40
1943                       Executive  Officer,  Cunningham  &  Co.,  Inc.                   other investment
353 El Brillo Way          (strategic  business   consulting)  ;  Trustee                   companies in the
Palm Beach, FL             Associate,   Boston  College;   Director,  EMC                   Fund Complex
TRUSTEE                    Corporation    (computer   storage   systems);
                           formerly: Director, Redgate Communications.

                           Previous Positions:  Chairman of the Board and
                           Chief Executive  Officer,  Computer  Consoles,
                           Inc.;  President and Chief Operating  Officer,
                           Wang  Laboratories;  Director,  First National
                           Bank of  Boston;  Director,  Apollo  Computer,

                           Inc.

LAWRENCE D. ELLIS, M.D.*   Director  or  Trustee  of the  Federated  Fund               $   $113,860.22 for the
Birth Date: October 11,    Complex; Professor of Medicine,  University of                   Trust
1932                       Pittsburgh;  Medical  Director,  University of                   and 54 other
3471 Fifth Avenue          Pittsburgh    Medical   Center   -   Downtown;                   investment
Suite 1111                 Hematologist,   Oncologist,   and   Internist,                   companies in the
Pittsburgh, PA             University  of  Pittsburgh   Medical   Center;                   Fund Complex
TRUSTEE                    Member,  National Board of Trustees,  Leukemia
                           Society of America.

PETER E. MADDEN            Director  or  Trustee  of the  Federated  Fund               $   $113,860.22 for the
Birth Date: March 16,      Complex;       formerly:       Representative,                   Trust
1942                       Commonwealth of  Massachusetts  General Court;                   and 54 other
One Royal Palm Way         President,   State   Street   Bank  and  Trust                   investment
100 Royal Palm Way         Company and State Street Corporation.                            companies in the
Palm Beach, FL                                                                              Fund Complex
TRUSTEE                    Previous  Positions:  Director,  VISA  USA and
                           VISA  International;  Chairman  and  Director,
                           Massachusetts  Bankers Association;  Director,
                           Depository Trust  Corporation;  Director,  The

                           Boston Stock Exchange.

CHARLES F. MANSFIELD,      Director  or Trustee of some of the  Federated               $   $0 for the Trust
JR.                        Fund Complex; Management Consultant.                             and 43
Birth Date: April 10,                                                                       other investment
1945                       Previous  Positions:  Chief Executive Officer,                   companies in the
80 South Road              PBTC  International  Bank;   Partner,   Arthur                   Fund Complex
Westhampton Beach, NY      Young &  Company  (now  Ernst  &  Young  LLP);
TRUSTEE                    Chief  Financial  Officer  of  Retail  Banking

                           Sector,  Chase  Manhattan  Bank;  Senior  Vice
                           President,    Marine   Midland   Bank;    Vice
                           President,  Citibank;  Assistant  Professor of
                           Banking and  Finance,  Frank G. Zarb School of
                           Business, Hofstra University.

JOHN E. MURRAY, JR.,       Director  or  Trustee  of  the Federated  Fund               $   $113,860.22 for the
J.D., S.J.D.               Complex;  President,  Law Professor,  Duquesne                   Trust
Birth Date: December       University;   Consulting  Partner,  Mollica  &                   and 54 other
20, 1932                   Murray;   Director,    Michael   Baker   Corp.                   investment
President, Duquesne        (engineering,  construction,  operations,  and                   companies in the
University                 technical services).                                             Fund Complex
Pittsburgh, PA

TRUSTEE                    Previous  Positions:  Dean  and  Professor  of
                           Law,  University of Pittsburgh  School of Law;
                           Dean   and   Professor   of   Law,   Villanova
                           University School of Law.

MARJORIE P. SMUTS          Director  or  Trustee  of the  Federated  Fund               $   $113,860.22 for the
Birth Date: June 21,       Complex;                                Public                   Trust
1935                       Relations/Marketing/Conference Planning.                         and 54 other
4905 Bayard Street                                                                          investment
Pittsburgh, PA             Previous  Positions:   National  Spokesperson,                   companies in the
TRUSTEE                    Aluminum   Company  of   America;   television                   Fund Complex
                           producer; business owner.

JOHN S. WALSH              Director  or Trustee of some of the  Federated               $   $0 for the Trust
Birth Date: November       Fund Complex;  President  and  Director,  Heat                   and 41
28, 1957                   Wagon,  Inc.   (manufacturer  of  construction                   other investment
2007 Sherwood Drive        temporary  heaters);  President  and Director,                   companies in the
Valparaiso, IN             Manufacturers  Products,  Inc. (distributor of                   Fund Complex
TRUSTEE                    portable  construction  heaters);   President,
                           Portable   Heater   Parts,   a   division   of
                           Manufacturers Products,  Inc.; Director, Walsh
                           &  Kelly,  Inc.  (heavy  highway  contractor);
                           formerly: Vice President, Walsh & Kelly, Inc.

J. CHRISTOPHER DONAHUE+    President or Executive  Vice  President of the              $0   $0 for the Trust
Birth Date: April 11,      Federated  Fund  Complex;  Director or Trustee                   and 16
1949                       of some of the  Funds  in the  Federated  Fund                   other investment
Federated Investors        Complex;  President  and  Director,  Federated                   companies in the
Tower                      Investors,   Inc.;   President   and  Trustee,                   Fund Complex
1001 Liberty Avenue        Federated   Investment   Management   Company;
Pittsburgh, PA             President and Director,  Federated  Investment
PRESIDENT                  Counseling  and  Federated  Global  Investment

                           Management    Corp.;    President,    Passport
                           Research,     Ltd.;     Trustee,     Federated
                           Shareholder   Services   Company;    Director,
                           Federated Services Company.





EDWARD C. GONZALES         Trustee  or  Director  of some of the Funds in              $0   $0 for the Trust
 Birth Date: October       the   Federated   Fund   Complex;   President,                   and 1
22, 1930                   Executive  Vice  President  and  Treasurer  of                   other investment
Federated Investors        some  of  the  Funds  in  the  Federated  Fund                   company in the Fund
Tower                      Complex;  Vice Chairman,  Federated Investors,                   Complex
1001 Liberty Avenue        Inc.;  Vice  President,  Federated  Investment
Pittsburgh, PA             Management  Company and  Federated  Investment
EXECUTIVE VICE PRESIDENT   Counseling,    Federated   Global   Investment

                           Management Corp. and Passport Research,  Ltd.;
                           Executive   Vice   President   and   Director,
                           Federated    Securities    Corp.;     Trustee,
                           Federated Shareholder Services Company.

JOHN W. MCGONIGLE          Executive  Vice President and Secretary of the              $0   $0 for the Trust
Birth Date: October 26,    Federated   Fund   Complex;   Executive   Vice                   and 54
1938                       President,  Secretary, and Director, Federated                   other investment
Federated Investors        Investors,     Inc.;    Trustee,     Federated                   companies in the
Tower                      Investment   Management   Company;   Director,                   Fund Complex
1001 Liberty Avenue Federated Investment Counseling and Federated Pittsburgh, PA
Global Investment Management Corp.; Director, EXECUTIVE VICE Federated Services
Company; Director, PRESIDENT AND SECRETARY Federated Securities Corp.

RICHARD J. THOMAS          Treasurer of the Federated Fund Complex;  Vice              $0   $0 for the Trust
Birth Date: June 17,       President   -   Funds    Financial    Services                   and 54
1954                       Division,     Federated    Investors,    Inc.;                   other investment
Federated Investors        formerly:  various management positions within                   companies in the
Tower                      Funds   Financial    Services    Division   of                   Fund Complex
1001 Liberty Avenue        Federated Investors, Inc.
Pittsburgh, PA

TREASURER

RICHARD B. FISHER          President  or  Vice  President  of some of the              $0   $0 for the Trust
Birth Date: May 17, 1923   Funds in the Federated Fund Complex;  Director                   and 6
Federated Investors        or  Trustee  of  some  of  the  Funds  in  the                   other investment
Tower                      Federated   Fund   Complex;   Executive   Vice                   companies in the
1001 Liberty Avenue        President,    Federated    Investors,    Inc.;                   Fund Complex
Pittsburgh, PA             Chairman and  Director,  Federated  Securities
VICE PRESIDENT             Corp.

WILLIAM D. DAWSON, III     Chief  Investment  Officer  of this  Fund  and              $0   $0 for the Trust
Birth Date: March 3,       various  other  Funds  in the  Federated  Fund                   and 41
1949                       Complex;  Executive Vice President,  Federated                   other investment
Federated Investors        Investment   Counseling,    Federated   Global                   companies in the
Tower                      Investment    Management   Corp.,    Federated                   Fund Complex
1001 Liberty Avenue        Investment  Management  Company  and  Passport
Pittsburgh, PA             Research,  Ltd.;  Registered   Representative,
CHIEF INVESTMENT OFFICER   Federated    Securities    Corp.;    Portfolio

                           Manager,  Federated  Administrative  Services;
                           Vice  President,  Federated  Investors,  Inc.;
                           formerly:  Executive Vice President and Senior
                           Vice    President,     Federated    Investment
                           Counseling  Institutional Portfolio Management
                           Services  Division;   Senior  Vice  President,
                           Federated  Investment  Management  Company and

                           Passport Research, Ltd.

DEBORAH A. CUNNINGHAM      Deborah A.  Cunningham  is Vice  President  of              $0   $0 for the Trust
Birth Date: September      the Trust.  Ms.  Cunningham  joined  Federated                   and 6
15, 1959                   in  1981  and  has  been  a  Senior  Portfolio                   other investment
Federated Investors        Manager  and a Senior  Vice  President  of the                   companies in the
Tower                      Funds'  Adviser  since  1997.  Ms.  Cunningham                   Fund Complex
1001 Liberty Avenue        served  as a  Portfolio  Manager  and  a  Vice
Pittsburgh, PA             President  of  the  Adviser  from  1993  until
VICE PRESIDENT             1996.   Ms.   Cunnin   gham  is  a   Chartered

                           Financial  Analyst and  received  her M.S.B.A.
                           in Finance from Robert Morris College.

MARY JO OCHSON             Mary  Jo  Ochson  is  Vice  President  of  the              $0   $0 for the Trust
Birth Date: September      Trust.  Ms.  Ochson  joined  Federated in 1982                   and 7
12, 1953                   and has been a Senior Portfolio  Manager and a                   other investment
Federated Investors        Senior Vice  President  of the Funds'  Adviser                   companies
Tower                      since  1996.   From  1988  through  1995,  Ms.                   in the Fund Complex
1001 Liberty Avenue        Ochson  served as a  Portfolio  Manager  and a
Pittsburgh, PA             Vice  President  of the  Funds'  Adviser.  Ms.
VICE PRESIDENT             Ochson is a  Chartered  Financial  Analyst and
                           received  her  M.B.A.   in  Finance  from  the
                           University of Pittsburgh.

+  MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, PRESIDENT OF THE TRUST.

++ MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD ON JANUARY 1, 1999. THEY DID NOT EARN ANY FEES FOR SERVING THE FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR. THEY DID NOT RECEIVE ANY FEES AS OF THE FISCAL YEAR END OF THE TRUST.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, July 31, 1999, the Funds' Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $xxxxxx for which the Fund paid $xxxxxx in brokerage commissions.

On July 31, 1999, the Funds owned securities of the following regular broker/dealers:

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Funds, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUNDS FOR SERVICES

                      ADVISORY FEE

                      ADVISORY FEE REDUCTION       BROKERAGE COMMISSIONS  ADMINISTRATIVE FEE
FOR THE YEAR ENDED JULY 31,    1999     1998       1997   1999   1998     1997     1999     1998     1997
------------------------------------------------------------------------------------------------------------
Government Fund        $       $9,364,290          $6,777,523    $        $0       $0       $ $3,531,785    $2,559,413

                       $       $4,778,285                                                            $3,522,148
--------------------------------------------------------------------------------------------------------------------

Government Tax-Managed Fund    $        $2,869,299 $1,452,990    $        $0       $0       $ $1,082,093    $548,677

                       $       $1,725,248                                                            $923,964
--------------------------------------------------------------------------------------------------------------------

Prime Fund             $       $14,305,445         $10,030,131   $        $0       $0       $ $5,395,419    $3,787,706

                       $       $7,090,763                                                            $5,562,429
--------------------------------------------------------------------------------------------------------------------

Tax-Free Fund          $       $5,174,140          $4,284,365    $        $0       $0       $ 1,951,404     $1,617,952

                       $       $2,661,895                                                            $2,116,877
--------------------------------------------------------------------------------------------------------------------

Treasury Fund          $       $19,318,524         $13,886,919   $        $0       $0       $ $7,285,996    $5,244,250

                       $       $9,537,113                                                            $6,879,101
--------------------------------------------------------------------------------------------------------------------

                             SHAREHOLDER SERVICES FEE

FOR THE YEAR ENDED JULY 31, 1999
Government Fund              $

Government Tax-Managed Fund  $

Prime Fund                   $

Tax-Free Fund                $

Treasury Fund                $

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year or Start of Performance periods ended July 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended
July 31, 1999.

                                                                        START OF PERFORMANCE ON

                          7-DAY PERIOD      1 YEAR        5 YEAR        AUGUST 1, 1994
-----------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------
  Total Return            --                %             --            %
  Yield                   %                 --            --            --
  Effective Yield         %                 --            --            --

                                                                        START OF PERFORMANCE ON

                          7-DAY PERIOD      1 YEAR        5 YEAR        MAY 30, 1995
-----------------------------------------------------------------------------------------------------
GOVERNMENT TAX-MANAGED FUND
------------------------------------------------------------------------------------------------------------
  Total Return            --                %             --            %
  Yield                   %                 --            --            --
  Effective Yield         %                 --            --            --

                                                                        START OF PERFORMANCE ON

                          7-DAY PERIOD      1 YEAR        5 YEAR        JULY 5, 1994
-----------------------------------------------------------------------------------------------------
PRIME FUND
-----------------------------------------------------------------------------------------------------
  Total Return            --                %             %             %
  Yield                   %                 --            --            --
  Effective Yield         %                 --            --            --

                                                                        START OF PERFORMANCE ON

                          7-DAY PERIOD      1 YEAR        5 YEAR        JULY 5, 1994
----------------------------------------------------------------------------------------------
TAX-FREE FUND
-----------------------------------------------------------------------------------------------------
  Total Return            --                %             %             %
  Yield                   %                 --            --            --
  Effective Yield         %                 --            --            --
  Tax-Equivalent Yield    %                 --            --            --

                                                                        START OF PERFORMANCE ON

                          7-DAY PERIOD      1 YEAR        5 YEAR        JULY 5, 1994
----------------------------------------------------------------------------------------------
TREASURY FUND
-----------------------------------------------------------------------------------------------------
  Total Return            --                %             %             %
  Yield                   %                 --            --            --
  Effective Yield         %                 --            --            --


TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

With regard to the Tax-Free Fund, set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Tax-Free Fund. The interest earned by the municipal securities owned by the Tax-Free Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


TAX EQUIVALENCY TABLE
TAXABLE YIELD EQUIVALENT FOR 1999 MULTISTATE MUNICIPAL FUND


FEDERAL INCOME TAX BRACKET:      15.00%         28.00%         31.00%        36.00%       39.60%
Joint Return                   $1-43,050 $43,051-104,05$104,051-158,550$158,551-283,150     Over
                                                                                         283,150
Single Return                  $1-25,750 $25,751-62,450$62,451-130,250 $130,251-283,150     Over
                                                                                         283,150
TAX EXEMPT YIELD:              TAXABLE YIELD EQUIVALENT:

1.00%                             1.18%          1.39%          1.45%         1.56%        1.66%
1.50%                             1.76%          2.08%          2.17%         2.34%        2.48%
2.00%                             2.35%          2.78%          2.90%         3.13%        3.31%
2.50%                             2.94%          3.47%          3.62%         3.91%        4.14%
3.00%                             3.53%          4.17%          4.35%         4.69%        4.97%
3.50%                             4.12%          4.86%          5.07%         5.47%        5.79%
4.00%                             4.71%          5.56%          5.80%         6.25%        6.62%
4.50%                             5.29%          6.25%          6.52%         7.03%        7.45%
5.00%                             5.88%          6.94%          7.25%         7.81%        8.28%
5.50%                             6.47%          7.64%          7.97%         8.59%        9.11%
6.00%                             7.06%          8.33%          8.70%         9.38%        9.93%
6.50%                             7.65%          9.03%          9.42%        10.16%       10.76%
7.00%                             8.24%          9.72%         10.14%        10.94%       11.59%
7.50%                             8.82%         10.42%         10.87%        11.72%       12.42%
8.00%                             9.41%         11.11%         11.59%        12.50%       13.25%


NOTE:THE  MAXIMUM   MARGINAL   TAX  RATE  FOR  EACH  BRACKET  WAS  USED  IN
     CALCULATING THE TAXABLE YIELD EQUIVALENT.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

     LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

     SALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

     SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

     DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

     BANK RATE MONITOR(C) NATIONAL INDex, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

     The Financial Statements for the Funds for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Reports to Shareholders of the Funds dated July 31, 1999.

INVESTMENT RATINGS

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

6

ADDRESSES

MONEY MARKET OBLIGATIONS TRUST
Government Obligations Fund
Government Obligations Tax-Managed Fund
Prime Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
225 Franklin Street
Boston, MA 02110-2812

PROSPECTUS

TREASURY OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL CAPITAL SHARES

     A money market mutual fund seeking current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information
Report of Independent Public Accountants

   october 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Capital Shares as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Institutional Capital Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Capital Shares for the calendar year is stated directly at the top of the bar, for the calendar year 1998. The percentage noted is 5.26%.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Capital Shares total return on a calendar year-end basis.

The Fund's Institutional Capital Shares are not sold subject to a sales charge
(load). The total return displayed above is based upon net asset value.

The Fund's Institutional Capital Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was xx%.

     Within the period shown in the Chart, the Fund's Institutional Capital Shares highest quarterly return was 1.35% (quarter ended June 30, 1998). Its lowest quarterly return was 1.19% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Capital Shares Average Annual Total Returns for the calendar period ended December 31, 1998.

                     INSTITUTIONAL

CALENDAR PERIOD      CAPITAL
                     SHARES

1 Year               5.26%
Start           of   5.33%

Performance1

1 THE FUND'S INSTITUTIONAL CAPITAL SHARES START OF PERFORMANCE DATE WAS APRIL 14, 1997.

     The Fund's Institutional Capital Shares 7-Day Net Yield as of December 31, 1998 was 4.65%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


WHAT ARE THE FUND'S FEES AND EXPENSES?

TREASURY OBLIGATIONS FUND -  INSTITUTIONAL CAPITAL SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold
Institutional Capital Shares of the Treasury Obligations Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or              None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                                                                 0.20%
Distribution (12b-1) Fee                                                                         None
Shareholder Services Fee 3                                                                       0.25%
Other Expenses                                                                                   0.10%
Total Annual Fund Operating Expenses                                                             0.55%
1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended July 31, 1999.

   Total Waiver of Fund Expenses                                                                 0.35%
   Total Actual Annual Operating Expenses (after waivers)                                        0.20%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the year ended July 31,
  1999.

3 The shareholder services fee has been voluntarily waived. This voluntary waiver can terminate at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the year ended July 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Capital Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Capital Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Capital Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR     3 YEARS    5 YEARS 10 YEARS

Treasury Obligations Fund - Institutional

Capital Shares                             $56      $176      $307     $689


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as current U.S. economic activity and the economic outlook; current short-term interest rates; the Federal Reserve Board's policies regarding short-term interest rates; and the potential effects of foreign economic activity on U.S. short-term interest rates.

The adviser generally shortens the portfolio's dollar-weighted average maturity when it expect interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

U.S. TREASURY SECURITIES

     U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of principal or adjusted periodically. In addition, the U.S Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors that may affect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the itnerest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


CREDIT RISKS

Credit risks includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, financial intermediaries, institutional investors or individuals, directly or through investment professionals.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o       Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

     o    Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

HOW TO REDEEM SHARES

You should redeem Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

     o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 5:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 5:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

     o    Fund Name and Share Class, account number and account registration;

     o    amount to be redeemed; and

     o    signatures of all shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last 30 days; or

     o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pay them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


TREASURY OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL CAPITAL SHARES

A Statement of Additional Information (SAI) dated October 31, 999, is incorporated by reference into this prospectus. Additional information about the Fund and it's investments are contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-5950
CUSIP 60934N823

G01353-01 (10/99)

STATEMENT OF ADDITIONAL INFORMATION

TREASURY OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL CAPITAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Institutional Capital Shares of Treasury Obligations Fund (Fund), dated October 31, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

   october 31, 1999

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Financial Information
Addresses

CUSIP 60934N823

9110208B (10/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This SAI relates to Institutional Capital Shares (Shares). The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.

  TREASURY SECURITIES

  Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

  ZERO COUPON SECURITIES

  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

  REPURCHASE AGREEMENTS

  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

  DELAYED DELIVERY TRANSACTIONS

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  SECURITIES LENDING

  The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

  ASSET COVERAGE

  In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


  CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this limitation, the Fund does not consider financial futures contracts to be commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

INVESTING IN RESTRICTED SECURITIES

The Fund may invest in securities subject to restriction or resale under the Securities Act of 1933.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

     For purposes of the concentration limitation, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of the Fund's assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Shares that its customer has not redeemed over the first year.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of a Trust's outstanding shares of all series entitled to vote.

     As of October xx, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Capital Shares of the Fund: (To be filed by amendment.)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of six funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of October xx, 1999, the Trust's Board and Officers as a group owned less than 1% of the Trust's outstanding Institutional Capital Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


NAME
BIRTH DATE                                                                  AGGREGATE       TOTAL COMPENSATION
ADDRESS                    PRINCIPAL OCCUPATIONS                            COMPENSATION    FROM TRUST AND FUND
POSITION WITH TRUST        FOR PAST FIVE YEARS                              FROM TRUST      COMPLEX


JOHN F. DONAHUE*#+         Chief   Executive   Officer  and  Director  or              $0   $0 for the Trust
Birth Date: July 28,       Trustee  of  the   Federated   Fund   Complex;                   and 54
1924                       Chairman and  Director,  Federated  Investors,                   other investment
Federated Investors        Inc.;   Chairman   and   Trustee,    Federated                   companies in the
Tower                      Investment  Management  Company;  Chairman and                   Fund Complex
1001 Liberty Avenue        Director,   Federated  Investment  Counseling,
Pittsburgh, PA             and  Federated  Global  Investment  Management
CHAIRMAN AND TRUSTEE       Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY           Director  or  Trustee  of  the Federated  Fund               $   $113,860.22 for the
Birth Date: February 3,    Complex;   Director,   Member   of   Executive                   Trust
1934                       Committee,  Children's Hospital of Pittsburgh;                   and 54 other
15 Old Timber Trail        Director,  Robroy  Industries,   Inc.  (coated                   investment
Pittsburgh, PA             steel  conduits/computer  storage  equipment);                   companies in the
TRUSTEE                    formerly:  Senior Partner,  Ernst & Young LLP;                   Fund Complex
                           Director,  MED  3000  Group,  Inc.  (physician
                           practice  management);   Director,  Member  of
                           Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.        Director  or  Trustee  of the  Federated  Fund               $   $125,264.48 for the
Birth Date: June 23,       Complex;   President,   Investment  Properties                   Trust
1937                       Corporation;     Senior    Vice     President,                   and 54 other
Wood/Commercial Dept.      John R. Wood and Associates,  Inc.,  Realtors;                   investment
John R. Wood               Partner  or Trustee  in  private  real  estate                   companies in the
Associates, Inc.           ventures  in  Southwest   Florida;   formerly:                   Fund Complex
Realtors                   President,  Naples Property  Management,  Inc.
3255 Tamiami Trail         and Northgate Village Development Corporation.
North

Naples, FL

TRUSTEE

JOHN F. CUNNINGHAM         Director  or Trustee of some of the  Federated               $   $0 for the Trust
Birth Date: March 5,       Fund  Complex;  Chairman,  President and Chief                   and 40
1943                       Executive  Officer,  Cunningham  &  Co.,  Inc.                   other investment
353 El Brillo Way          (strategic  business   consulting)  ;  Trustee                   companies in the
Palm Beach, FL             Associate,   Boston  College;   Director,  EMC                   Fund Complex
TRUSTEE                    Corporation    (computer   storage   systems);
                           formerly: Director, Redgate Communications.

                           Previous Positions:  Chairman of the Board and
                           Chief Executive  Officer,  Computer  Consoles,
                           Inc.;  President and Chief Operating  Officer,
                           Wang  Laboratories;  Director,  First National
                           Bank of  Boston;  Director,  Apollo  Computer,

                           Inc.

LAWRENCE D. ELLIS, M.D.*   Director  or  Trustee  of the  Federated  Fund               $   $113,860.22 for the
Birth Date: October 11,    Complex; Professor of Medicine,  University of                   Trust
1932                       Pittsburgh;  Medical  Director,  University of                   and 54 other
3471 Fifth Avenue          Pittsburgh    Medical   Center   -   Downtown;                   investment
Suite 1111                 Hematologist,   Oncologist,   and   Internist,                   companies in the
Pittsburgh, PA             University  of  Pittsburgh   Medical   Center;                   Fund Complex
TRUSTEE                    Member,  National Board of Trustees,  Leukemia
                           Society of America.

PETER E. MADDEN            Director  or  Trustee  of the  Federated  Fund               $   $113,860.22 for the
Birth Date: March 16,      Complex;       formerly:       Representative,                   Trust
1942                       Commonwealth of  Massachusetts  General Court;                   and 54 other
One Royal Palm Way         President,   State   Street   Bank  and  Trust                   investment
100 Royal Palm Way         Company and State Street Corporation.                            companies in the
Palm Beach, FL                                                                              Fund Complex
TRUSTEE                    Previous  Positions:  Director,  VISA  USA and
                           VISA  International;  Chairman  and  Director,
                           Massachusetts  Bankers Association;  Director,
                           Depository Trust  Corporation;  Director,  The

                           Boston Stock Exchange.

CHARLES F. MANSFIELD,      Director  or Trustee of some of the  Federated               $   $0 for the Trust
JR.                        Fund Complex; Management Consultant.                             and 43
Birth Date: April 10,                                                                       other investment
1945                       Previous  Positions:  Chief Executive Officer,                   companies in the
80 South Road              PBTC  International  Bank;   Partner,   Arthur                   Fund Complex
Westhampton Beach, NY      Young &  Company  (now  Ernst  &  Young  LLP);
TRUSTEE                    Chief  Financial  Officer  of  Retail  Banking

                           Sector,  Chase  Manhattan  Bank;  Senior  Vice
                           President,    Marine   Midland   Bank;    Vice
                           President,  Citibank;  Assistant  Professor of
                           Banking and  Finance,  Frank G. Zarb School of
                           Business, Hofstra University.

JOHN E. MURRAY, JR.,       Director  or  Trustee  of  the Federated  Fund               $   $113,860.22 for the
J.D., S.J.D.               Complex;  President,  Law Professor,  Duquesne                   Trust
Birth Date: December       University;   Consulting  Partner,  Mollica  &                   and 54 other
20, 1932                   Murray;   Director,    Michael   Baker   Corp.                   investment
President, Duquesne        (engineering,  construction,  operations,  and                   companies in the
University                 technical services).                                             Fund Complex
Pittsburgh, PA

TRUSTEE                    Previous  Positions:  Dean  and  Professor  of
                           Law,  University of Pittsburgh  School of Law;
                           Dean   and   Professor   of   Law,   Villanova
                           University School of Law.

MARJORIE P. SMUTS          Director  or  Trustee  of the  Federated  Fund               $   $113,860.22 for the
Birth Date: June 21,       Complex;                                Public                   Trust
1935                       Relations/Marketing/Conference Planning.                         and 54 other
4905 Bayard Street                                                                          investment
Pittsburgh, PA             Previous  Positions:   National  Spokesperson,                   companies in the
TRUSTEE                    Aluminum   Company  of   America;   television                   Fund Complex
                           producer; business owner.

JOHN S. WALSH              Director  or Trustee of some of the  Federated               $   $0 for the Trust
Birth Date: November       Fund Complex;  President  and  Director,  Heat                   and 41
28, 1957                   Wagon,  Inc.   (manufacturer  of  construction                   other investment
2007 Sherwood Drive        temporary  heaters);  President  and Director,                   companies in the
Valparaiso, IN             Manufacturers  Products,  Inc. (distributor of                   Fund Complex
TRUSTEE                    portable  construction  heaters);   President,
                           Portable   Heater   Parts,   a   division   of
                           Manufacturers Products,  Inc.; Director, Walsh
                           &  Kelly,  Inc.  (heavy  highway  contractor);
                           formerly: Vice President, Walsh & Kelly, Inc.

J. CHRISTOPHER DONAHUE+    President or Executive  Vice  President of the              $0   $0 for the Trust
Birth Date: April 11,      Federated  Fund  Complex;  Director or Trustee                   and 16
1949                       of some of the  Funds  in the  Federated  Fund                   other investment
Federated Investors        Complex;  President  and  Director,  Federated                   companies in the
Tower                      Investors,   Inc.;   President   and  Trustee,                   Fund Complex
1001 Liberty Avenue        Federated   Investment   Management   Company;
Pittsburgh, PA             President and Director,  Federated  Investment
PRESIDENT                  Counseling  and  Federated  Global  Investment

                           Management    Corp.;    President,    Passport
                           Research,     Ltd.;     Trustee,     Federated
                           Shareholder   Services   Company;    Director,
                           Federated Services Company.





EDWARD C. GONZALES         Trustee  or  Director  of some of the Funds in              $0   $0 for the Trust
 Birth Date: October       the   Federated   Fund   Complex;   President,                   and 1
22, 1930                   Executive  Vice  President  and  Treasurer  of                   other investment
Federated Investors        some  of  the  Funds  in  the  Federated  Fund                   company in the Fund
Tower                      Complex;  Vice Chairman,  Federated Investors,                   Complex
1001 Liberty Avenue        Inc.;  Vice  President,  Federated  Investment
Pittsburgh, PA             Management  Company and  Federated  Investment
EXECUTIVE VICE PRESIDENT   Counseling,    Federated   Global   Investment

                           Management Corp. and Passport Research,  Ltd.;
                           Executive   Vice   President   and   Director,
                           Federated    Securities    Corp.;     Trustee,
                           Federated Shareholder Services Company.

JOHN W. MCGONIGLE          Executive  Vice President and Secretary of the              $0   $0 for the Trust
Birth Date: October 26,    Federated   Fund   Complex;   Executive   Vice                   and 54
1938                       President,  Secretary, and Director, Federated                   other investment
Federated Investors        Investors,     Inc.;    Trustee,     Federated                   companies in the
Tower                      Investment   Management   Company;   Director,                   Fund Complex
1001 Liberty Avenue Federated Investment Counseling and Federated Pittsburgh, PA
Global Investment Management Corp.; Director, EXECUTIVE VICE Federated Services
Company; Director, PRESIDENT AND SECRETARY Federated Securities Corp.

RICHARD J. THOMAS          Treasurer of the Federated Fund Complex;  Vice              $0   $0 for the Trust
Birth Date: June 17,       President   -   Funds    Financial    Services                   and 54
1954                       Division,     Federated    Investors,    Inc.;                   other investment
Federated Investors        formerly:  various management positions within                   companies in the
Tower                      Funds   Financial    Services    Division   of                   Fund Complex
1001 Liberty Avenue        Federated Investors, Inc.
Pittsburgh, PA

TREASURER

RICHARD B. FISHER          President  or  Vice  President  of some of the              $0   $0 for the Trust
Birth Date: May 17, 1923   Funds in the Federated Fund Complex;  Director                   and 6
Federated Investors        or  Trustee  of  some  of  the  Funds  in  the                   other investment
Tower                      Federated   Fund   Complex;   Executive   Vice                   companies in the
1001 Liberty Avenue        President,    Federated    Investors,    Inc.;                   Fund Complex
Pittsburgh, PA             Chairman and  Director,  Federated  Securities
VICE PRESIDENT             Corp.

WILLIAM D. DAWSON, III     Chief  Investment  Officer  of this  Fund  and              $0   $0 for the Trust
Birth Date: March 3,       various  other  Funds  in the  Federated  Fund                   and 41
1949                       Complex;  Executive Vice President,  Federated                   other investment
Federated Investors        Investment   Counseling,    Federated   Global                   companies in the
Tower                      Investment    Management   Corp.,    Federated                   Fund Complex
1001 Liberty Avenue        Investment  Management  Company  and  Passport
Pittsburgh, PA             Research,  Ltd.;  Registered   Representative,
CHIEF INVESTMENT OFFICER   Federated    Securities    Corp.;    Portfolio

                           Manager,  Federated  Administrative  Services;
                           Vice  President,  Federated  Investors,  Inc.;
                           formerly:  Executive Vice President and Senior
                           Vice    President,     Federated    Investment
                           Counseling  Institutional Portfolio Management
                           Services  Division;   Senior  Vice  President,
                           Federated  Investment  Management  Company and

                           Passport Research, Ltd.

DEBORAH A. CUNNINGHAM      Deborah A.  Cunningham  is Vice  President  of              $0   $0 for the Trust
Birth Date: September      the Trust.  Ms.  Cunningham  joined  Federated                   and 6
15, 1959                   in  1981  and  has  been  a  Senior  Portfolio                   other investment
Federated Investors        Manager  and a Senior  Vice  President  of the                   companies in the
Tower                      Fund's  Adviser  since  1997.  Ms.  Cunningham                   Fund Complex
1001 Liberty Avenue        served  as a  Portfolio  Manager  and  a  Vice
Pittsburgh, PA             President  of  the  Adviser  from  1993  until
VICE PRESIDENT             1996.   Ms.   Cunnin   gham  is  a   Chartered

                           Financial  Analyst and  received  her M.S.B.A.
                           in Finance from Robert Morris College.

MARY JO OCHSON             Mary  Jo  Ochson  is  Vice  President  of  the              $0   $0 for the Trust
Birth Date: September      Trust.  Ms.  Ochson  joined  Federated in 1982                   and 7
12, 1953                   and has been a Senior Portfolio  Manager and a                   other investment
Federated Investors        Senior Vice  President  of the Fund's  Adviser                   companies
Tower                      since  1996.   From  1988  through  1995,  Ms.                   in the Fund Complex
1001 Liberty Avenue        Ochson  served as a  Portfolio  Manager  and a
Pittsburgh, PA             Vice  President  of the  Fund's  Adviser.  Ms.
VICE PRESIDENT             Ochson is a  Chartered  Financial  Analyst and

                           received  her  M.B.A.   in  Finance  from  the
                           University of Pittsburgh.

+  MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, PRESIDENT OF THE TRUST.

++ MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD ON JANUARY 1, 1999. THEY DID NOT EARN ANY FEES FOR SERVING THE FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR. THEY DID NOT RECEIVE ANY FEES AS OF THE FISCAL YEAR END OF THE TRUST.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, July 31, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $xxxxxx for which the Fund paid $xxxxxx in brokerage commissions.

On July 31, 1999, the Fund owned securities of the following regular broker/dealers:

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so it they may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED JULY 31       1999                    1998               1997
Advisory Fee Earned                 $             $19,318,524         13,886,919
Advisory Fee Reduction              $             $13,886,919         $6,879,101
Brokerage Commissions               $                      $0                 $0
Administrative Fee                  $              $7,285,996         $5,244,250
Shareholder Services Fee
  Institutional Capital Shares      $                      --                 --

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year and Start of Performance periods ended July 31, 1999.

Yield and Effective Yield given for the 7-day period ended July 31, 1999.

                      Start of Performance

                  7-DAY PERIOD  1 Year      5 Years    10 Years    on April 14,
                                                                   1997date)
INSTITUTIONAL
CAPITAL SHARES

Total Return      --            %           --         --          %
Yield             %             --          --         --          --
Effective Yield   %             --          --         --          --

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

        LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

        IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

        MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

        SALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

        SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

     DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

     BANK RATE MONITOR(C) NATIONAL INDex, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated July 31, 1999.

ADDRESSES

TREASURY OBLIGATIONS FUND

Institutional Capital Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

PART C.      OTHER INFORMATION.
Item 23        EXHIBITS:

     (a)  (i) Conformed copy of Declaration of Trust of the Registrant; (12)

     (ii) Conformed copy of Amendment No. 1 to the Declaration of Trust of the Registrant; (12)

     (iii)Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (17)

     (iv) Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant; (17)

     (v) Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant; (17)

     (vi) Conformed copy of Amendment No. 5 to the Declaration of Trust of the Registrant; (17)

     (vii)Conformed copy of Amendment No. 6 to the Declaration of Trust of the Registrant; (17)

     (viii) Conformed copy of Amendment No. 8 to the Declaration of Trust of the Registrant; (10)

     (ix) Conformed copy of Amendment No. 9 to the Declaration of Trust of the Registrant; (15)

     (x) Conformed copy of Amendment No. 10 to the Declaration of Trust of the Registrant; (16)

     (xi) Conformed copy of Amendment No. 11 to the Declaration of Trust of the Registrant; (21)

     (xii)Conformed copy of Amendment No. 12 to the Declaration of Trust of the Registrant; (21)

     (b)  (i) Copy of By-Laws of the Registrant; (12)

     (ii) Copy of Amendment No. 1 to By-Laws of the Registrant; (17)

     (iii) Copy of Amendment No. 2 to By-Laws of the Registrant; (17)

     (iv) Copy of Amendment No. 3 to By-Laws of the Registrant; (17)

     (v)  Copy of Amendment No. 4 to By-Laws of the Registrant; (17)

     (c) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (8)

     (ii) Copies of Specimen Certificates for Shares of Beneficial Interest of Automated Cash Management Trust - Cash II Shares and Institutional Service Shares; (16)


8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 21, 1995. (File Nos. 33-31602 and 811-5950).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

     (iii)Copies of Specimen Certificates for Shares of Beneficial Interest of Treasury Obligations Fund - Institutional Capital Shares; (16)

     (d)  (i) Conformed copy of Investment  Advisory Contract of the Registrant;
          (12)

     (ii) Conformed copy of Exhibit A to the Investment Advisory Contract of the Registrant; (12)

     (iii)Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (12)

     (iv) Conformed copy of Exhibit D to the Investment Advisory Contract of the Registrant; (12)

     (v) Conformed copy of Exhibit E to the Investment Advisory Contract of the Registrant; (12)

     (vi) Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (12)

     (vii)Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; (21)

     (viii) Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant; (21)

     (ix) Conformed copy of Exhibit J to the Investment Advisory Contract of the Registrant; (21)

     (x) Conformed copy of Exhibit K to the Investment Advisory Contract of the Registrant; (21)

     (xi) Conformed copy of Exhibit L to the Investment Advisory Contract of the Registrant; (21)

     (xii)Conformed copy of Exhibit M to the Investment Advisory Contract of the Registrant; (21)

     (xiii) Conformed copy of Exhibit N to the Investment Advisory Contract of the Registrant; (21)

     (xiv)Conformed copy of Exhibit O to the Investment Advisory Contract of the Registrant; (21)

     (xv) Conformed copy of Exhibit P to the Investment Advisory Contract of the Registrant; (21)

     (xvi)Conformed copy of Exhibit Q to the Investment Advisory Contract of the Registrant; (21)

     (xvii) Conformed copy of Exhibit R to the Investment Advisory Contract of the Registrant; (21)

(e)  (i) Conformed copy of Distributor's Contract of the
     Registrant; (7) (ii) Conformed copy of Exhibit A to the Distributor's Contract of the Registrant; (21)
     (iii) Conformed copy of Exhibit C to the Distributor's Contract of the Registrant; (21) (iv)
     Conformed copy of Exhibit D to the Distributor's
     Contract of the Registrant; (15)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

           (v) Conformed copy of Exhibit E to the Distributor's Contract of the Registrant; (16)
           (vi)      Conformed copy of Exhibit F to the Distributor's Contract
                     of the Registrant;   (16)
           (vii) Conformed copy of Exhibit G to the Distributor's Contract of the Registrant; (21)
           (viii) Conformed copy of Exhibit H to the Distributor's Contract of the Registrant; (21)
           (ix) Conformed copy of Exhibit I to the Distributor's Contract of the Registrant; (21)
           (x)       The Registrant hereby incorporates the
                     conformed copy of the specimen Mutual Funds
                     Sales and Service Agreement; Mutual Funds
                     Service Agreement; and Plan Trustee/ Mutual
                     Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration
                     Statement on Form N-1A filed with the
                     Commission on July 24, 1995. (File Nos.
                     33-38550 and 811-6269).

      (f)  Not applicable;

      (g)    (i) Conformed copy of Custodian Agreement of the
             Registrant; (8) (ii) Conformed copy of Custodian
             Fee Schedule; (17)

      (h)    (i)     Conformed copy of Amended and Restated Agreement for Fund
                     Accounting Services, Administrative Services, Transfer
                     Agency Services and Custody Services Procurement; (21)

             (ii) The responses described in Item 23(e)(x) are hereby incorporated by reference. (iii) Conformed copy of Amended and Restated Shareholder Services
             Agreement of the Registrant; (21)

             (iv) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

      (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)

+       All exhibits filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

    (j)    (i)    Conformed copy of Consent of Arthur Andersen LLP for:
                  (a)     Automated Cash Management Trust; (17)
                  (b)     Federated Short-Term U.S. Government Trust; (19)
                  (c)     Government Obligations Fund; (17)
                  (d)     Government Obligations Tax-Managed Fund; (17)
                  (e)     Prime Obligations Fund; (17)
                  (f)     Tax-Free Obligations Fund; (17)
                  (g)     Treasury Obligations Fund; (17)
                  (h)     Trust for Government Cash Reserves; (19)
                  (i)     Trust for U.S. Treasury Obligations; (19)
           (ii) Conformed copy of Consent of Ernst & Young LLP for:

                  (a)     Automated Government Cash Reserves; (21)
                  (b)     Automated Treasury Cash Reserves; (21)
                  (c)     U.S. Treasury Cash Reserves; (21)

           (iii) Conformed copy of Consent of Deloitte &
                 Touche LLP for:

                  (a)     Automated Government Money Trust;(19)
                  (b)     Federated Master Trust; (19)
                  (c)     Liquid Cash Trust; (20)

                  (d)     Trust for Short-Term U.S. Government
                          Securities (19)
    (k)    Not applicable;
    (l)    Conformed copy of Initial Capital Understanding; (12)
    (m)    (i)    Conformed copy of Distribution Plan of the
                  Registrant; (16)
           (ii) Conformed copy of Exhibit A to the
           Distribution Plan of the Registrant; (16) (iii) Conformed copy of Exhibit B to the Distribution
           Plan of the Registrant; (21) (iv) The responses described in Item 23(e)(x) are hereby incorporated by reference.

    (n) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141).

+       All exhibits filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed April 26, 1999. (File Nos. 33-31602 and 811-5950).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed May 25, 1999. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

                      (o)    (i)    Conformed copy of Power of Attorney of the
                                    Registrant; (18)
                             (ii)   Conformed copy of Power of Attorney of
                                    Chief Investment Officer of the
                                    Registrant; (18)
                             (iii)  Conformed copy of Power of Attorney of
                                    Treasurer of the Registrant; (18)

Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

           None

Item 25.   INDEMNIFICATION:  (1)

Item 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

           For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Michael P. Donnelly
                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski
           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      G. Andrew Bonnewell
                                                      Micheal W. Casey
                                                      Robert E. Cauley








1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950).

                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      B. Anthony Delserone, Jr.
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Stephen A. Keen
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Peter Vutz
                                                      Paige M. Wilhelm
                                                      George B. Wright
                                                      Jolanta M. Wysocka

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      Ihab Salib
                                                      James W. Schaub
                                                      John Sheehy
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Steven J. Wagner
                                                      Lori A. Wolff

           Secretary:                                 G. Andrew Bonnewell

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher

           Assistant Treasurer:                       Richard B. Fisher

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  PRINCIPAL UNDERWRITERS:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
          Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

        Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



        (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Chairman, Chief Executive             Vice President
Federated Investors Tower           Officer and Chief Operating
1001 Liberty Avenue                 Officer, Federated Securities
Pittsburgh, PA 15222-3779           Corp.

Arthur L. Cherry                    Director                                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales                --
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Treasurer                          --
Federated Investors Tower           and Assistant Secretary
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebben                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards                   Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                  Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Assistant Treasurer,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

               (c)    Not applicable

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

        Registrant                             Federated Investors Tower
                                               1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                               Federated Investors Funds
                                               5800 Corporate Drive
                                               Pittsburgh, PA 15237-7000

        Federated Shareholder                  P.O. Box 8600
        Services Company                       Boston, MA 02266-8600
        ("Transfer Agent and Dividend

        Disbursing Agent")

        Federated Services Company             Federated Investors Tower
        ("Administrator")                      1001 Liberty Avenue

                                               Pittsburgh, PA  15222-3779

        Federated Investment                   Federated Investors Tower
        Management Company                     1001 Liberty Avenue
        ("Adviser")                            Pittsburgh, PA  15222-3779

        State Street Bank and                  P.O. Box 8600
        Trust Company                          Boston, MA 02266-8600

        ("Custodian")

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 1st day of September, 1999.

                         MONEY MARKET OBLIGATIONS TRUST

                      BY: /s/ Leslie K. Ross
                      Leslie K. Ross, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      September 1, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                     TITLE                      DATE

By:  /s/ Leslie K. Ross
     Leslie K. Ross                   Attorney In Fact       September 1, 1999
     ASSISTANT SECRETARY              For the Persons
                                      Listed Below

     NAME                                TITLE

John F. Donahue*                       Chairman and Trustee
                                       (Chief Executive Officer)

J. Christopher Donahue*                President

Richard J. Thomas*                     Treasurer(Principal Financial and
                                       Accounting Officer)

William D. Dawson, III*                Chief Investment Officer

Thomas G. Bigley*                      Trustee

John T. Conroy, Jr.*                   Trustee

John F. Cunningham*                    Trustee

Lawrence D. Ellis, M.D.*               Trustee

Peter E. Madden*                       Trustee

Charles F. Mansfield, Jr.*             Trustee

John E. Murray, Jr., J.D., S.J.D.*     Trustee

Marjorie P. Smuts*                     Trustee

John S. Walsh*                         Trustee

*By Power of Attorney